[USAA(R) logo appears here.]





                              USAA EXTENDED MARKET
                                          INDEX Fund




                                   [Image appears here.]






                       Annual Report


--------------------------------------------------------------------------------
December 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 8

      PORTFOLIO HIGHLIGHTS                                            10

      FINANCIAL INFORMATION

         USAA EXTENDED MARKET INDEX FUND:

            Distributions to Shareholders                             11

            Independent Auditors' Report                              12

            Statement of Assets and Liabilities                       13

            Statement of Operations                                   14

            Statements of Changes in Net Assets                       15

            Financial Highlights                                      16

            Notes to Financial Statements                             17

         MASTER EXTENDED MARKET INDEX SERIES:

            Schedule of Investments                                   22

            Statement of Assets and Liabilities                       60

            Statement of Operations                                   61

            Statements of Changes in Net Assets                       62

            Financial Highlights                                      63

            Notes to Financial Statements                             64

            Independent Auditors' Report                              71

      DIRECTORS' INFORMATION                                          73

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
        Growth                       TAXABLE BOND            ASSET ALLOCATION
                              --------------------------------------------------
     Growth & Income
                                     GNMA Trust            Balanced Strategy
      Income Stock
                               High-Yield Opportunities    Cornerstone Strategy
     International
                                        Income           Growth and Tax Strategy
     Precious Metals
      and Minerals              Intermediate-Term Bond       Growth Strategy
  (ON OCTOBER 1, 2001,
  THE FUND'S NAME WAS               Short-Term Bond          Income Strategy
  CHANGED FROM GOLD TO
PRECIOUS METALS AND MINERALS.)
                              ---------------------------
 Science & Technology               TAX-EXEMPT BOND
                              ---------------------------
   Small Cap Stock
                                      Long-Term
        Value
                                  Intermediate-Term
    World Growth
                                      Short-Term

                                  State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. The practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours




               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA EXTENDED MARKET INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President and
Vice Chairman of the Board,
Christopher W. Claus, appears here.]
                                                          "
                                                   A BLEND OF BOTH

                                            APPROACHES--INDEXING AND ACTIVE

                                              MANAGEMENT--CAN BE A USEFUL

                                                 INVESTMENT STRATEGY.
                                                          "
--------------------------------------------------------------------------------

               By most measures, 2001 was disappointing for equity investors. Still, the stock market was remarkably resilient in the wake of September 11th. Although the Dow Jones Industrial Average declined 14.26% during the week after trading reopened, the market had recovered its losses by year end. Investors, however, remain skeptical that the market will sustain its recovery, and prices were weaker by the end of your Fund's annual report period.

               The current uncertainty makes prudent investing all the more important; investors would be well-advised to use a variety of strategies to reduce risk and maximize returns. One such approach is to combine index investing with active management. Each has advantages and drawbacks.

               As you know, an index fund is a mutual fund that holds a portfolio of securities designed to match the performance of a particular index. For example, an S&P 500 index fund includes stocks found in the Standard & Poor's 500 Stock Index, which is constructed using market weights (stock price multiplied by number of shares outstanding) to provide a broad indicator of stock price movements.

               When you invest in an index fund, your returns will be similar to the returns of the underlying market. Potential benefits of

....CONTINUED
--------------------------------------------------------------------------------


               index funds include lower costs and tax efficiency. In most cases, fund managers only trade securities when the index itself changes. The risk of indexing comes during market corrections or company failures. When the market or a particular stock included in the index falters, so will the index.

               That's where active management comes in. An actively managed mutual fund is one in which portfolio managers make decisions about what to buy and sell based on their evaluation of issues ranging from economic conditions to the health of a company's balance sheet. Their goal is to make the most of opportunities and to minimize the impact of market fluctuations.

               A blend of both approaches--indexing and active management --can be a useful investment strategy, and USAA can help provide this balance. But whatever strategy you choose, you will always benefit from patience--and a personalized asset allocation and diversification plan. On behalf of the entire team at USAA, I would like to thank you for trusting us to help you determine and plan your investment goals. We will continue to work hard on your behalf.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. - THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. - THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. - FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

6

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA EXTENDED MARKET INDEX FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests all assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund with a substantially similar investment objective, advised by Merrill Lynch Quantitative Advisers; at least 80% of the Portfolio's assets will be invested in stocks of companies that are included in the Wilshire 4500 Index.

--------------------------------------------------------------------------------
                                           12/31/01                  12/31/00
--------------------------------------------------------------------------------
 Net Assets                              $17.4 Million             $20.8 Million
 Net Asset Value Per Share                   $8.35                     $9.36

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------
          1 YEAR                             SINCE INCEPTION ON 10/27/00
          -9.03%                                       -12.73%


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND AS-SUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------



                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Extended Market Index Fund to the Wilshire 4500 Index for the period of 10/30/00 through 12/31/01. The data points from the graph are as follows:

                    USAA EXTENDED            WILSHIRE
                  MARKET INDEX FUND         4500 INDEX
                  -----------------         ----------

10/30/2000             $10,000                $10,000
10/31/2000              10,400                 10,468
11/30/2000               8,840                  8,685
12/31/2000               9,360                  9,235
01/31/2001               9,750                  9,737
02/28/2001               8,670                  8,554
03/31/2001               7,960                  7,769
04/30/2001               8,750                  8,591
05/31/2001               8,940                  8,795
06/30/2001               8,980                  8,866
07/31/2001               8,600                  8,454
08/31/2001               8,200                  8,043
09/30/2001               7,160                  7,008
10/31/2001               7,520                  7,376
11/30/2001               8,100                  7,949
12/31/2001               8,515                  8,375

DATA FROM 10/30/00* THROUGH 12/31/01.


               The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Wilshire 4500 Index. The Wilshire 4500 Index is a market-capitalization-weighted index of approximately 6,200 U.S. equity securities. The Wilshire 4500 includes all of the stocks in the Wilshire 5000 except stocks included in the S&P 500 Index.



               'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED, AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

               * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

8

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


PERFORMANCE
--------------------------------------------------------------------------------

               For the fiscal year ended December 31, 2001, the USAA Extended Market Index Fund returned -9.03%, versus a return of -9.33% for the Fund's benchmark index, the Wilshire 4500 Index.

               The portfolio met its objective of replicating the return of its benchmark, which, by definition, encompasses stocks not tracked by the S&P 500 Index. The index experienced the typical trend of quarterly flip-flops, along with the reversals of sector leadership throughout the year. While the second and fourth quarters gained considerable returns (14.11% and 19.50%, respectively), it was not enough to recoup the losses of the first and third quarters of the year (-15.88% and -20.95%, respectively). Small-cap stocks also shined as the year saw the end of the large-cap dominance that stretched from the mid-1990s through the first quarter of 2001. Small-cap stocks have traditionally been favored in post-crisis situations because it is thought that their small size enables them to react more quickly to economic and market changes. Although technology stocks detracted from third-quarter performance, they were the largest contributors to fourth-quarter performance.





               REFER TO PAGE 7 FOR THE WILSHIRE 4500 INDEX DEFINITION.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

....CONTINUED
--------------------------------------------------------------------------------


MARKET CONDITIONS
--------------------------------------------------------------------------------

               Despite the terrible effect that the September 11, 2001, terrorist attacks had on the major market indexes in the third quarter, they all made considerable recoveries in the fourth quarter; the Fund's benchmark, the Wilshire 4500 Index, closed up
               59.77 points at 372.30, or 19.13%. This impressive fourth-quarter recovery of major indexes was mainly attributed to the promise of fiscal stimulus from the Federal Reserve Board's (the Fed's) 11 consecutive interest rate cuts throughout the year, which brought the federal funds rate to a 40-year low of 1.75% at the end of 2001. In addition to the Fed's quick, bold actions to stave off a deep and prolonged downturn, investors' optimism of an economic recovery and opportunities to buy in at low prices also greatly contributed to the quarter's recovery.


OUTLOOK
--------------------------------------------------------------------------------

               In spite of the broad fourth-quarter recovery, which was led by more traditionally aggressive sectors, there is no definitive sign in sight yet that the equity markets will stabilize. At this writing, an increasing number of companies are pre-announcing worse-than-expected earnings. The markets invariably look forward and may continue to be volatile as investors react hastily to the release of various current events and statistics. Additionally, as the Fed keeps its prospects for productivity growth and works to strive for price stability and sustainable economic growth in the U.S. economy, the outlook for the markets is favorable. With that in mind, the portfolio will continue to try to meet its objectives of replicating the risk and returns of its benchmark index.

10

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


-----------------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
-----------------------------------------------

 Berkshire Hathaway Inc. (Class A)        4.3%

 Liberty Media Corp. (Class A)            1.3%

 Cox Communications, Inc. (Class A)       0.9%

 eBay Inc.                                0.7%

 General Motors Corp. (Class H)           0.5%

 The Goldman Sachs Group, Inc.            0.5%

 United Parcel Service, Inc. (Class B)    0.5%

 Gemstar - TV Guide International, Inc.   0.4%

 IDEC Pharmaceuticals Corp.               0.4%

 Kraft Foods Inc. (Class A)               0.4%

-----------------------------------------------

                                                --------------------------------
                                                        TOP 10 INDUSTRIES
                                                        (% of Net Assets)
                                                --------------------------------

                                                 Miscellaneous Finance    14.1%

                                                 Business Services        11.3%

                                                 Drugs & Medicine          9.0%

                                                 Banks                     6.3%

                                                 Media                     6.1%

                                                 Electronics               5.4%

                                                 Energy & Utilities        3.5%

                                                 Insurance                 3.3%

                                                 Producer Goods            2.9%

                                                 Business Machines         2.4%

                                                --------------------------------


 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 22-59.

DISTRIBUTIONS
--------------------------------------------------------------------------------
                                 to SHAREHOLDERS


USAA EXTENDED MARKET INDEX FUND


               The following per share information describes the federal tax treatment of distributions made during the fiscal year and calendar year ended December 31, 2001.



               ----------------------------------

               ORDINARY INCOME*          $.15493

               LONG-TERM CAPITAL GAINS    .00314
                                         -------

               TOTAL                     $.15807
                                         =======

               ----------------------------------




               60.41% of ordinary income distributions qualifies for deduction by corporations.



               * INCLUDES  DISTRIBUTION  OF SHORT-TERM  CAPITAL  GAINS,  IF ANY,
                 WHICH ARE TAXABLE AS ORDINARY INCOME.

12

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA EXTENDED MARKET INDEX FUND

               We have audited the accompanying statement of assets and liabilities of USAA Extended Market Index Fund, a series of USAA Mutual Fund, Inc., as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period from October 27, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Extended Market Index Fund as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from October 27, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                        KPMG LLP

               San Antonio, Texas
               February 13, 2002

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES


USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2001


ASSETS

   Investment in Master Extended Market Index Series, at value     $ 17,387,791
                                                                   ------------

LIABILITIES

   USAA Transfer Agent Company                                            4,468
   Accounts payable and accrued expenses                                 11,751
                                                                   ------------
Total liabilities                                                        16,219
                                                                   ------------
Net assets applicable to capital shares outstanding                $ 17,371,572
                                                                   ============

REPRESENTED BY:

   Paid-in capital                                                 $ 21,856,989
   Accumulated undistributed net investment income                       27,980
   Accumulated net realized loss from investments and
      futures transactions                                           (1,512,838)
   Net unrealized depreciation on investments and futures
      contracts                                                      (3,000,559)
                                                                   ------------
Net assets applicable to capital shares outstanding                $ 17,371,572
                                                                   ============
Capital shares outstanding ($.01 par value per share,
   100,000,000 shares authorized)                                     2,081,495
                                                                   ============
Net asset value, redemption price, and offering price per share    $       8.35
                                                                   ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS


USAA EXTENDED MARKET INDEX FUND
YEAR ENDED DECEMBER 31, 2001


NET INVESTMENT INCOME

   Allocated from Master Extended Market Index Series:
      Dividends                                                     $   204,594
      Interest                                                           79,148
                                                                    -----------
         Total income                                                   283,742
            Expenses                                                    (15,102)
                                                                    -----------
   Net allocated investment income                                      268,640
                                                                    -----------
   Expenses:
      Administrative fees                                                73,290
      Transfer agent's fees                                              40,461
      Custodian's fees                                                    2,470
      Shareholder reporting fees                                          9,800
      Postage                                                            12,800
      Directors' fees                                                     3,746
      Registration fees                                                  72,106
      Professional fees                                                  41,960
      Other                                                                 300
                                                                    -----------
         Total expenses before reimbursement                            256,933
      Expenses reimbursed                                              (175,879)
                                                                    -----------
         Total expenses after reimbursement                              81,054
                                                                    -----------
            Net investment income                                       187,586
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM
MASTER EXTENDED MARKET INDEX SERIES

   Net realized loss from investment transactions                      (516,848)
   Net realized loss from futures transactions                          (48,388)
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                              (1,479,705)
                                                                    -----------
         Net realized and unrealized loss on investments and
            futures contracts                                        (2,044,941)
                                                                    -----------
Net decrease in net assets resulting from operations                $(1,857,355)
                                                                    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS


USAA EXTENDED MARKET INDEX FUND
YEAR ENDED DECEMBER 31, 2001, AND
PERIOD ENDED DECEMBER 31, 2000*

                                                             2001          2000*
FROM OPERATIONS                                      ---------------------------

   Net investment income                             $    187,586   $    55,040
   Net realized gain (loss) from investment
      and futures transactions                           (565,236)       61,192
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts             (1,479,705)   (1,520,854)
                                                     ---------------------------
Net decrease in net assets from operations             (1,857,355)   (1,404,622)
                                                     ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                 (242,820)            -
                                                     ---------------------------
   Net realized gains                                     (85,348)            -
                                                     ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                           16,605,207    25,462,902
   Reinvested dividends                                   317,892             -
   Cost of shares redeemed                            (18,160,864)   (3,263,420)
                                                     ---------------------------
Net increase (decrease) in net assets from capital
   share transactions                                  (1,237,765)   22,199,482
                                                     ---------------------------
Net increase (decrease) in net assets                  (3,423,288)   20,794,860

NET ASSETS

   Beginning of period                                 20,794,860             -
                                                     ---------------------------
   End of period                                     $ 17,371,572   $20,794,860
                                                     ===========================
Accumulated undistributed net investment income:
   End of period                                     $     27,980   $    66,998
                                                     ===========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                          1,967,932     2,561,882
   Shares issued for reinvested dividends                  39,786             -
   Shares redeemed                                     (2,148,742)     (339,363)
                                                     ---------------------------
Increase (decrease) in shares outstanding                (141,024)    2,222,519
                                                     ===========================


* FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

FINANCIAL
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2001


Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                     YEAR ENDED    PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER 31,
                                                   -----------------------------
                                                           2001            2000*
                                                   -----------------------------
PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period                 $   9.36      $  10.00
Net investment income                                       .10           .03(b)
Net realized and unrealized loss on investments
   and futures transactions                                (.95)         (.67)
Distributions from net investment income                   (.12)            -
Distributions of realized capital gains                    (.04)            -
                                                   -----------------------------
Net asset value at end of period                       $   8.35      $   9.36
                                                   =============================
Total return (%)**                                        (9.03)        (6.40)

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000)                        17,372      $ 20,795
Ratios to average net assets:
   Net investment income (%)                                .97          1.54(a)
   Expenses, including net
      expenses of the Master Extended Market Index
      Series (%)                                            .50           .50(a)
   Expenses before reimbursements, including gross
      expenses of the Master Extended Market Index
      Series (%)                                           1.61          2.81(a)
Portfolio turnover (%)***                                 97.51          8.88


  * Fund commenced operations on October 27, 2000.
 ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
*** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund). The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of the equity securities of all U.S.-headquartered companies with readily available price data, excluding companies in the S&P 500 Index. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., with a substantially similar investment objective. At December 31, 2001, the Fund's investment was 16.59% of the Series.

          The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

          A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at value, which reflects its proportionate interest in

18

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2001


              the net assets of the Series. Valuation of the securities held by the Series is discussed in the notes to the Series' financial statements included elsewhere in this report.

          B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

          C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to increase undistributed net investment income by $16,216, increase paid-in capital by $907,230, and increase accumulated net realized loss from investments and futures transactions by $923,446.

          D. DISTRIBUTIONS - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001,

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2001


              the Fund had capital loss carryovers for federal income tax purposes of $1,415,065, which will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended December 31, 2001.

20

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2001


(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. ADMINISTRATIVE FEES - The Fund has entered into an administration agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's administrative fees are computed at an annualized rate of 0.38% of its average net assets, accrued daily and paid monthly. Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

              The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of its annual average net assets through April 30, 2002, and accordingly has waived a portion of the Fund's fees and expenses. In subsequent years, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.50% of the Fund's annual average net assets.

          B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $26 per shareholder account plus out-of-pocket expenses.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2001


          C. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

          D. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Master Extended Market Series by MLQA. While the Fund maintains its investment in the Master Extended Market Index Series, the Manager receives no fee for this service.


(4) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

22

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
   100   1-800 CONTACTS, INC.+                                          $  1,244
 2,500   1-800-FLOWERS.COM, Inc.+                                         39,000
 1,800   3-Dimensional Pharmaceuticals, Inc.+                             15,282
13,100   3Com Corporation+                                                83,578
   100   3D Systems Corporation+                                           1,425
 5,700   the 3DO Company+                                                 11,856
   400   3Dfx Interactive, Inc.+                                             194
   500   3TEC Energy Corporation+                                          7,000
 1,200   4Kids Entertainment, Inc.+                                       24,036
 4,400   7-Eleven, Inc.+                                                  51,524
 3,600   21st Century Insurance Group                                     70,020
   300   24/7 Media, Inc.+                                                    69
 2,000   99 Cents Only Stores+                                            76,200
   200   A. Schulman, Inc.                                                 2,730
   200   AAR Corp.                                                         1,802
11,300   ABC Dispensing Technologies, Inc.+                                    6
 1,900   ABIOMED, Inc.+                                                   30,058
 1,800   ABM Industries, Inc.                                             56,430
 2,600   ACT Manufacturing, Inc.+                                            910
   400   ACTV, Inc.+                                                         748
 1,000   ADVO Systems, Inc.+                                              43,000
 3,000   A.G. Edwards, Inc.                                              132,510
 5,123   AGCO Corporation                                                 80,841
 2,400   AGL Resources Inc.                                               55,248
 4,100   A.H. Belo Corporation (Class A)                                  76,875
 5,900   AK Steel Holding Corporation                                     67,142
13,300   ALARIS Medical, Inc.+                                            41,230
 3,100   ALLETE, Inc.                                                     78,120
 2,900   A.M. Castle & Company                                            23,780
 3,400   AMB Property Corporation                                         88,400
   200   AMCOL International Corporation                                   1,440
   100   AMCORE Financial, Inc.                                            2,235
   400   AMETEK, Inc.                                                     12,756
 2,600   ANADIGICS, Inc.+                                                 39,650
 6,800   ANC Rental Corporation+                                             204
 1,900   ANSYS, Inc.+                                                     46,835
   200   A.O. Smith Corporation                                            3,900
 8,200   APAC Customer Services Inc.+                                     21,320
   100   APCO Argentina Inc.                                               2,100
 3,800   APW Ltd.+                                                         6,346
   300   ARIAD Pharmaceuticals, Inc.+                                      1,599
   300   ASB Financial Corp.                                               3,105
 2,200   A.S.V., Inc.+                                                    25,652
 7,300   AT&T Latin America Corp. (Class A)+                               8,614
 1,100   ATG Inc.+                                                             1
   300   ATMI, Inc.+                                                       7,155
   100   ATS Medical, Inc.+                                                  530
   500   ATSI Communications, Inc.+                                          140
   400   AVANIR Pharmaceuticals (Class A)+                                 1,704
   400   AVANT Immunotherapeutics, Inc.+                                   1,604
 6,900   AVX Corporation                                                 162,771
   100   AXT, Inc.+                                                        1,443
 1,800   aaiPharma Inc.+                                                  45,288
   600   Aaon, Inc.+                                                      14,682
   200   Aaron Rents, Inc. (Class A)                                       2,700
 3,700   Abercrombie & Fitch Co. (Class A)+                               98,161
 3,400   Abgenix, Inc.+                                                  114,376
   600   Able Energy, Inc.+                                                2,400
   400   Ablest, Inc.+                                                     1,860
   110   Acacia Research Corporation+                                      1,218
   200   Acadia Realty Trust                                               1,270
 6,200   Acclaim Entertainment Inc.+                                      32,860
   350   Accredo Health, Incorporated+                                    13,895
   300   Accrue Software, Inc.+                                              180
   200   Aceto Corporation                                                 2,080
   200   Aclara Biosciences Inc.+                                          1,014
   200   Acme Communications, Inc.+                                        1,348
 1,600   Actel Corp.+                                                     31,856
 1,000   Action Performance Companies, Inc.+                              30,610
   900   Activision, Inc.+                                                23,409
 4,200   Active Power, Inc.+                                              28,560
   100   Actrade Financial Technologies, Ltd.+                             2,945
   100   Actuant Corporation (Class A)+                                    3,360
   400   Actuate Corporation+                                              2,108
 5,100   Acxiom Corp.+                                                    89,097
 3,200   Adaptec, Inc.+                                                   46,400
   300   Adelphia Business Solutions, Inc.+                                  174
 6,200   Adelphia Communications (Class A)+                              193,316
   200   Adept Technology, Inc.+                                             800
   300   Administaff, Inc.+                                                8,223
   300   Adolor Corporation+                                               5,385
 1,200   Adtran, Inc.+                                                    30,624
 3,700   Advanced Digital Information Corporation+                        59,348
   500   Advanced Energy Industries, Inc.+                                13,320

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
 3,000   Advanced Fibre Communications, Inc.+                           $ 53,010
   200   Advanced Lighting Technologies, Inc.+                               300
 1,200   Advanced Power Technology, Inc.+                                 13,920
   100   Advanced Switching Communications, Inc.+                            112
   200   Advanced Tissue Sciences, Inc.+                                     872
 2,400   AdvancePCS+                                                      70,440
 1,600   Advanta Corp. (Class A)                                          15,904
 2,700   Advantica Restaurant Group, Inc.+                                 1,755
 1,100   Advent Software, Inc.+                                           54,945
   200   Aegis Realty, Inc.                                                2,238
   400   Aeroflex Incorporated+                                            7,572
   200   Aerosonic Corporation+                                            3,802
 3,600   Aether Systems, Inc.+                                            33,120
 1,900   Affiliated Computer Services, Inc.(Class A)+                    201,647
   800   Affiliated Managers Group, Inc.+                                 56,384
 1,700   Affymetrix, Inc.+                                                64,175
 2,600   Aftermarket Technology Corp.+                                    42,120
29,400   Agere Systems Inc. (Class A)+                                   167,286
   300   Agile Software Corporation+                                       5,166
   200   Agree Realty Corporation                                          3,698
 4,000   Airborne, Inc.                                                   59,320
   500   Airgas, Inc.+                                                     7,560
   100   AirGate PCS, Inc.+                                                4,555
   200   Airnet Communications Corporation+                                   84
   400   AirTran Holdings, Inc.+                                           2,640
   900   Akamai Technologies, Inc.+                                        5,346
   400   Akorn, Inc.+                                                      1,600
 2,900   Aksys, Ltd.+                                                     13,485
   100   Alabama National BanCorporation                                   3,371
   800   Alamo Group Inc.                                                 11,400
 3,500   Alamosa Holdings, Inc.+                                          41,755
   500   Alaska Air Group, Inc.+                                          14,550
 3,700   Alaska Communications Systems Holdings, Inc.+                    29,489
 2,600   Albany International Corp. (Class A)                             56,420
   500   Albany Molecular Research, Inc.+                                 13,245
   500   Albemarle                                                        12,000
   500   Alexander & Baldwin, Inc.                                        13,350
 1,300   Alexandria Real Estate Equities, Inc.                            53,430
 1,800   Alexion Pharmaceuticals, Inc.+                                   43,992
   400   Alfa Corporation                                                  8,976
 1,300   Alico, Inc.                                                      40,755
 5,100   Align Technology, Inc.+                                          22,950
 2,500   Alkermes, Inc.+                                                  65,900
   300   Allcity Insurance Company+                                          108
   302   Alleghany Corporation+                                           58,120
 2,500   Allegiance Telecom, Inc.+                                        20,725
 3,000   Allen Telecom Inc.+                                              25,500
 3,000   Alliance Capital Management Holding LP                          144,960
   200   Alliance Fiber Optic Products, Inc.+                                284
 1,900   Alliance Gaming Corporation+                                     55,822
 2,500   Alliance Pharmaceutical Corp.+                                    8,500
 4,100   Alliance Semiconductor Corporation+                              49,528
 3,000   Alliant Energy Corporation                                       91,080
   775   Alliant Techsystems Inc.+                                        59,830
 3,700   Allied Capital Corporation                                       96,200
 2,000   Allmerica Financial Corporation                                  89,100
   200   Allos Therapeutics Inc.+                                          1,388
 2,200   Alloy, Inc.+                                                     47,366
   200   Allscripts Healthcare Solutions, Inc.+                              648
 1,600   Alpha Industries, Inc.+                                          34,880
 2,600   Alpharma, Inc. (Class A)                                         68,770
   800   Altair International, Inc.+                                       1,120
14,700   Amazon.com, Inc.+                                               159,054
   900   AmerAlia, Inc.+                                                     765
   200   Ameriana Bancorp                                                  2,680
   400   America First Mortgage Investments, Inc.                          3,500
   200   America West Holdings Corporation (Class B)+                        700
   200   American Axle & Manufacturing Holdings, Inc.+                     4,276
 1,100   American Bank of Connecticut                                     34,320
   200   American Biltrite Inc.                                            2,824
   600   American Capital Strategies, Ltd.                                17,010
   100   American Classic Voyages Co.+                                         1
 2,650   American Eagle Outfitters, Inc.+                                 69,350
 3,900   American Financial Group, Inc.                                   95,745
 1,500   American Healthways, Inc.+                                       47,910
 1,800   American Home Mortgage Holdings, Inc.                            21,780

24

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
   700   American Insured Mortgage Investors LP, Series 86              $  2,429
   400   American Insured Mortgage Investors LP, Series 88                 2,120
   100   American Italian Pasta Company (Class A)+                         4,203
   200   American Land Lease, Inc.                                         2,620
   300   American Management Systems, Incorporated+                        5,424
 4,400   American Medical Security Group, Inc.+                           54,780
   200   American Medical Systems Holdings, Inc.+                          4,138
   200   American National Bankshares Inc.                                 3,660
 1,100   American National Insurance Company                              92,510
   200   American Online Latin America, Inc. (Class A)+                      910
   100   American Real Estate Partners, LP+                                  903
 2,700   American Standard Companies, Inc.+                              184,221
   100   American States Water Company                                     3,495
   100   American Superconductor Corporation+                              1,226
   100   American Technical Ceramics Corp.+                                1,028
 7,300   American Tower Corporation (Class A)+                            69,131
 3,700   American Water Works Company, Inc.                              154,475
   900   American Woodmark Corporation                                    48,375
 3,100   AmeriCredit Corp.+                                               97,805
 1,100   AmeriPath, Inc.+                                                 35,211
 2,400   Ameristar Casinos, Inc.+                                         60,120
 4,300   Ameritrade Holding Corporation (Class A)+                        25,456
   100   AmeriVest Properties Inc.                                           580
   300   Ameron International Corporation                                 20,760
 1,600   AmerUs Group Co.                                                 57,344
   200   Ames Department Stores, Inc.+                                        48
 6,300   Amkor Technology, Inc.+                                         100,989
 1,900   Amli Residential Properties Trust                                47,918
   100   Ampal-American Israel Corporation (Class A)+                        570
   200   Ampco-Pittsburgh Corporation                                      2,150
 1,700   Amphenol Corp. (Class A)+                                        81,685
   100   AmSurg Corp. (Series A)+                                          2,718
   100   Amtech Systems, Inc.+                                               716
 1,500   Amtran, Inc.+                                                    22,425
 5,000   Amylin Pharmaceuticals, Inc.+                                    45,700
   100   Analogic Corporation                                              3,851
   200   Analysts International Corporation                                  826
   100   Anaren Microwave, Inc.+                                           1,732
 2,500   Anchor Bancorp, Inc.                                             44,350
   300   The Andersons, Inc.                                               3,000
 2,800   Andrx Group+                                                    197,148
 2,400   Anixter International Inc.+                                      69,624
 2,000   AnnTaylor Stores Corporation+                                    70,000
 4,000   AnswerThink Consulting Group, Inc.+                              26,120
   100   Anthracite Capital, Inc.                                          1,099
 2,600   Antigenics Inc.+                                                 42,640
 2,900   Apartment Investment & Management Company (Class A)             132,617
 1,100   Aphton Corporation+                                              16,060
 3,900   Apogent Technologies Inc.+                                      100,620
 4,400   Apollo Group, Inc. (Class A)+                                   198,044
   100   Appiant Technologies Inc.+                                          243
   600   Applebee's International, Inc.                                   20,520
 2,400   Applera Corporation - Celera Genomics Group+                     64,056
   200   Applica Incorporated+                                             1,802
   600   Applied Digital Solutions, Inc.+                                    258
   100   Applied Industrial Technologies, Inc.                             1,865
   100   Applied Molecular Evolution+                                      1,231
   200   AppliedTheory Corporation+                                           32
 1,900   Apria Healthcare Group Inc.+                                     47,481
 1,500   AptarGroup, Inc.                                                 52,545
 1,900   Aquila, Inc.+                                                    32,490
 3,600   Arabian American Development Company+                               468
   300   Aradigm Corporation+                                              2,130
   400   Arbitron Inc.+                                                   13,660
 2,200   Arch Capital Group Ltd.+                                         56,650
   100   Arch Chemicals, Inc.                                              2,320
 3,200   Arch Coal, Inc.                                                  72,640
 1,200   Arch Wireless, Inc.+                                                 15
 6,775   Archstone-Smith Trust                                           178,183
 1,000   Arctic Cat Inc.                                                  17,000

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
 2,500   Arden Realty, Inc.                                             $ 66,250
   200   Ardent Communications, Inc.+                                          3
 2,700   AremisSoft Corporation+                                           2,646
   100   Arena Pharmaceuticals, Inc.+                                      1,203
 1,100   Argosy Gaming Company+                                           35,772
   100   Arguss Communications, Inc.+                                        406
 5,000   Ariba, Inc.+                                                     30,800
   100   Arkansas Best Corporation+                                        2,882
   300   Armstrong Holdings, Inc.+                                         1,023
   100   ArQule, Inc.+                                                     1,700
 3,100   Array BioPharma Inc.+                                            46,066
 3,700   Arrow Electronics, Inc.+                                        110,630
   420   Arrow Financial Corporation                                      12,260
   100   Arrow International, Inc.                                         3,994
15,300   Art Technology Group, Inc.+                                      53,244
   300   Artemis International Solutions Corporation+                         15
   100   Artesian Resources Corporation (Class A)                          3,094
   300   Artesyn Technologies, Inc.+                                       2,793
   300   ArthroCare Corporation+                                           5,379
 3,000   Arthur J. Gallagher & Co.                                       103,470
 1,000   ArvinMeritor, Inc.                                               19,640
10,200   Ascential Software Corporation+                                  41,310
   300   Ask Jeeves, Inc.+                                                 1,020
 5,100   Aspect Communications Corporation+                               19,788
   100   Aspect Medical Systems, Inc.+                                     1,000
 2,400   Aspen Technology, Inc.+                                          40,320
 2,500   Associated Banc-Corp.                                            88,225
 2,300   Astec Industries, Inc.+                                          33,258
 3,600   Astoria Financial Corporation                                    95,256
   100   AstroPower, Inc.+                                                 4,043
 3,100   Asyst Technologies, Inc.+                                        39,556
 2,100   At Home Corporation (Class A)+                                       12
   200   Atalanta/Sosnoff Capital Corporation                              2,000
   700   Atlantic American Corporation+                                    1,543
   600   Atlantic Premium Brands, Ltd.+                                    1,440
   300   Atlantic Realty Trust                                             2,367
   200   Atlantic Tele-Network, Inc.                                       2,830
   400   Atlantis Plastics, Inc.+                                          1,272
 3,500   Atlas Air, Inc.+                                                 51,275
17,400   Atmel Corporation+                                              137,808
   400   Atmos Energy Corporation                                          8,500
 1,500   Atrix Laboratories, Inc.+                                        30,915
 1,500   Atwood Oceanics, Inc.+                                           52,275
   200   Audiovox Corporation (Class A)+                                   1,492
 7,800   Aurora Food Inc. (a)+                                            39,390
   300   Auspex Systems, Inc.+                                               540
   300   autobytel.com Inc.+                                                 517
13,400   AutoNation, Inc.+                                               165,222
 2,700   Avalonbay Communities, Inc.                                     127,737
 5,300   Avanex Corporation+                                              31,270
 3,800   Avant! Corporation+                                              77,862
   100   Avatar Holdings Inc.+                                             2,356
   400   Avenue A, Inc.+                                                     678
 1,800   Aviall, Inc.+                                                    13,590
 1,200   Aviation General, Incorporated+                                     288
 6,600   Avici Systems Inc.+                                              19,206
 2,800   Avid Technology, Inc.+                                           34,020
   100   Avigen, Inc.+                                                     1,151
 1,900   Aviron+                                                          94,487
   300   Avista Corporation                                                3,978
 4,374   Avnet, Inc.                                                     111,406
 1,800   Avocent Corporation+                                             43,650
   200   Aware, Inc.+                                                      1,660
 5,700   Axcelis Technologies, Inc.+                                      73,473
   100   Axsys Technologies, Inc.+                                         1,000
 2,700   Aztar Corporation+                                               49,410
   350   BARRA, Inc.+                                                     16,481
   800   BE Aerospace, Inc.+                                               7,336
15,900   BEA Systems, Inc.+                                              245,019
   300   BEI Technologies, Inc.                                            5,232
 2,200   The BISYS Group, Inc.+                                          140,778
 6,200   BJ Services Company+                                            201,190
 2,700   BJ's Wholesale Club, Inc.+                                      119,070
   300   BNP Residential Properties, Inc.                                  3,093
 2,109   BOK Financial Corporation+                                       66,455
   600   BP Prudhoe Bay Royalty Trust                                      8,910
 1,800   BRE Properties, Inc. (Class A)                                   55,728
   300   BRT Realty Trust                                                  3,603
 4,600   BSQUARE Corporation+                                             19,182
   400   BWAY Corporation+                                                 4,400
   100   Badger Meter, Inc.                                                2,243
   200   Badger Paper Mills, Inc.+                                           850
 1,000   Baldor Electric Company                                          20,900

26

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
 1,600   Baldwin & Lyons, Inc. (Class B)                              $   40,960
 2,000   Bally Total Fitness Holding Corporation+                         43,120
   100   BancFirst Ohio Corp.                                              2,415
   200   Bancorp Connecticut, Inc.                                         3,900
 3,400   BancorpSouth, Inc.                                               56,440
 1,000   Bandag, Incorporated                                             34,760
 1,700   Bank of Granite Corp.                                            33,609
 1,200   Bank Plus Corporation+                                            8,712
 4,100   BankAtlantic Bancorp, Inc. (Class A)                             37,638
 6,916   Banknorth Group, Inc.                                           155,748
 3,100   BankUnited Financial Corporation (Class A)+                      46,035
 1,900   Banta Corporation                                                56,088
   400   Banyan Strategic Realty Trust                                       300
   200   Bar Harbor Bankshares                                             3,600
 2,400   Barnes & Noble, Inc.+                                            71,040
   100   Barnes Group Inc.                                                 2,399
   400   barnesandnoble.com inc.+                                            616
   100   Barnwell Industries, Inc.                                         2,060
 1,786   Barr Laboratories, Inc.+                                        141,737
   400   Barrett Business Services, Inc.+                                  1,480
 5,900   Bay View Capital Corporation+                                    43,247
   600   Be Free, Inc.+                                                    1,272
 7,730   Beacon Power Corporation+                                        10,049
   400   Beazer Homes USA, Inc.+                                          29,268
   300   bebe stores, inc.+                                                5,598
 2,300   Beckman Coulter Inc.                                            101,890
   100   Belden Inc.                                                       2,355
 1,300   Bel Fuse Inc. (Class A)+                                         31,135
 2,600   Bell Microproducts Inc.+                                         32,812
 1,600   Benchmark Electronics, Inc.+                                     30,336
 2,400   Benihana Inc. (Class A)+                                         36,120
 1,900   Berkley (W.R.) Corporation                                      102,030
   100   Berkshire Bancorp Inc.                                            2,825
    59   Berkshire Hathaway Inc. (Class A)+                            4,460,400
    66   Berkshire Hathaway Inc. (Class B)+                              166,650
   300   Bestway, Inc.+                                                    1,170
   900   Bethlehem Steel Corporation+                                        405
 4,200   Beverly Enterprises, Inc.+                                       36,120
   900   Bigmar, Inc.+                                                       621
   400   BindView Development Corporation+                                   804
   700   Bingham Financial Services Corporation+                           1,050
   200   BioCryst Pharmaceuticals, Inc.+                                     792
 2,600   BioMarin Pharmaceutical Inc.+                                    34,944
   800   Bionova Holding Corporation+                                        272
   900   Bionx Implants, Inc.+                                             3,150
 2,000   Biopure Corporation+                                             28,420
   400   Bio-Rad Laboratories, Inc. (Class A)+                            25,320
 1,300   Biosite Diagnostics Incorporated+                                23,881
   100   BioSource International, Inc.+                                      830
 1,000   BioSpecifics Technologies Corp.+                                  1,850
 4,200   Bio-Technology General Corp.+                                    34,566
   200   BioTransplant Incorporated+                                       1,770
11,900   Birman Managed Care, Inc.+                                           12
   200   Birmingham Utilities, Inc.                                        3,770
 1,100   Black Box Corporation+                                           58,168
   100   Black Hawk Gaming & Development Company, Inc.+                    1,109
 1,400   Black Hills Corporation                                          47,376
   600   BlackRock, Inc.+                                                 25,020
   200   Blockbuster Inc. (Class A)                                        5,040
   200   Blount International, Inc.+                                         628
   400   Blue Martini Software, Inc.+                                      1,204
 1,300   Blyth, Inc.                                                      30,225
   200   Bob Evans Farms, Inc.                                             4,914
   100   Boca Resorts, Inc. (Class A)+                                     1,310
 1,600   Bone Care International, Inc.+                                   27,408
 3,000   Borders Group, Inc.+                                             59,520
 1,000   BorgWarner, Inc.                                                 52,250
   900   Borland Software Corporation+                                    14,094
   200   Boston Acoustics, Inc.                                            2,400
 1,900   Boston Communications Group, Inc.+                               21,565
 2,000   Boston Private Financial Holdings, Inc.                          44,140
 3,600   Boston Properties, Inc.                                         136,800
   100   Bottomline Technologies, Inc.+                                    1,083
 1,900   Bowater Incorporated                                             90,630
   210   Bowl America Incorporated (Class A)                               2,310
   200   Bowne & Co., Inc.                                                 2,560
   200   The Boyds Collection, Ltd.+                                       1,354
 1,800   Brady Corporation (Class A)                                      65,880
   200   Brandywine Realty Trust                                           4,214
   100   Brass Eagle Inc.+                                                   550
   400   Breakaway Solutions, Inc.+                                            6

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
   200   Bridgford Foods Corporation                                    $  2,400
 1,600   Briggs & Stratton Corporation                                    68,320
   400   Brigham Exploration Company+                                      1,200
   200   Bright Horizons Family Solutions, Inc.+                           5,598
   500   Brightpoint, Inc.+                                                1,570
 3,700   Brinker International, Inc.+                                    110,112
   200   Brio Technology, Inc.+                                              576
 3,600   BriteSmile, Inc.+                                                18,000
 8,200   Broadwing Inc.+                                                  77,900
 9,100   Brocade Communications Systems, Inc.+                           301,392
   700   Brookline Bancorp, Inc.                                          11,508
   200   Brooks Automation, Inc.+                                          8,134
   200   Brooktrout Inc.+                                                  1,300
 2,200   Brown & Brown                                                    60,060
   100   Brown Shoe Company, Inc.                                          1,624
   900   Bruker Daltonics, Inc.+                                          14,715
   100   Brush Engineered Materials Inc.                                   1,424
   100   Bryn Mawr Bank Corporation                                        2,825
 2,400   Buca, Inc.+                                                      38,904
   300   Buckeye Partners, LP                                             11,244
   200   Buckeye Technologies Inc.+                                        2,300
   600   Buckhead America Corporation+                                       600
   700   The Buckle, Inc.+                                                15,610
 1,100   Building Materials Holding Corporation+                          11,935
 1,400   Burke Mills, Inc.+                                                  616
 2,400   Burlington Coat Factory Warehouse Corporation                    40,320
   200   Burnham Pacific Properties, Inc.                                    824
   100   Bush Industries, Inc. (Class A)                                   1,086
   700   Butler Manufacturing Company                                     19,390
   200   CACI International Inc. (Class A)+                                7,897
   100   CARBO Ceramics Inc.                                               3,916
 2,000   CBL & Associates Properties, Inc.                                63,000
 1,700   CBRL Group, Inc.                                                 50,048
 4,167   CCC Information Services Group Inc.+                             25,752
   200   C-COR.net Corp.+                                                  2,914
 2,300   C&D Technologies, Inc.                                           52,555
   100   CDI Corp.+                                                        1,900
 3,300   CDW Computer Centers, Inc.+                                     177,243
   400   CEC Entertainment Inc.+                                          17,356
   500   CERBCO, Inc. (Class A)                                            1,125
 1,300   CH Energy Group, Inc.                                            56,511
 3,200   C.H. Robinson Worldwide, Inc.                                    92,528
   200   CHRONIMED Inc.+                                                   1,270
   400   CIBER, Inc.+                                                      3,780
   200   CIMA Labs Inc.+                                                   7,230
 2,000   CIRCOR International, Inc.                                       36,900
 5,800   CKE Restaurants, Inc.+                                           52,490
   200   CLARCOR Inc.                                                      5,430
 6,200   CMGI Inc.+                                                       10,106
 8,994   CNA Financial Corporation+                                      262,355
   100   CNA Surety Corporation                                            1,550
 5,700   CNET Networks, Inc.+                                             51,129
 1,800   CNF Transportation Inc.                                          60,390
   450   CONMED Corporation+                                               8,982
 3,100   CONSOL Energy Inc.                                               77,004
 2,100   COR Therapeutics, Inc.+                                          50,253
   100   CPI Corp.                                                         1,660
 1,100   CPB Inc.                                                         32,351
 2,300   CRYO-CELL International, Inc.+                                   11,247
 2,000   CSG Systems International, Inc.+                                 80,900
   100   CSS Industries, Inc.+                                             3,091
 2,100   CT Communications, Inc.                                          34,671
   300   CTB International Corp.+                                          3,270
 4,300   CTC Communications Group, Inc.+                                  22,145
   300   CTN Media Group, Inc.+                                              216
 2,300   CTS Corporation                                                  36,570
   600   CUNO Incorporated+                                               18,300
   400   CV Therapeutics, Inc.+                                           20,808
   500   CYTOGEN Corporation+                                              1,505
   300   Cable Design Technology+                                          4,104
 5,300   Cablevision Systems Corporation (Class A)+                      251,485
 2,400   Cabot Corporation                                                85,680
   900   Cabot Microelectronics Corporation+                              71,325
 1,200   Cabot Oil & Gas Corporation (Class A)                            28,860
   300   CacheFlow Inc.+                                                     804
 9,300   Cadence Design Systems, Inc.+                                   203,856
   600   Cadmus Communications Corporation                                 6,450
   200   Cagle's Inc. (Class A)+                                           1,240
 3,000   Cal Dive International, Inc.+                                    74,040
   300   Caldera International, Inc.+                                        258
   300   Calgon Carbon Corporation                                         2,505

28

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
   200   Calico Commerce, Inc.+                                         $     34
   400   California Coastal Communities, Inc.+                             1,800
   100   California Micro Devices Corporation+                               470
   100   California Pizza Kitchen, Inc.+                                   2,475
 2,300   Caliper Technologies Corp.+                                      35,903
 2,900   Callaway Golf Company                                            55,535
 1,000   Cambrex Corporation                                              43,600
 1,900   Camden National Corporation                                      35,530
 1,500   Camden Property Trust                                            55,050
 1,500   Caminus Corporation+                                             34,500
   100   Capital Automotive                                                1,989
 1,600   Capital City Bank Group, Inc.                                    38,768
   600   Capital Pacific Holdings, Inc.+                                   2,730
   200   Capitol Bancorp Ltd.                                              2,660
 2,640   Capitol Federal Financial                                        55,018
 2,200   Capitol Transamerica Corporation                                 36,190
 1,700   Capstead Mortgage Corporation                                    39,950
   900   Capstone Turbine Corporation+                                     4,869
   200   Captaris Inc.+                                                      738
   200   Caraustar Industries, Inc.                                        1,386
 5,600   CardioDynamics International Corporation+                        37,016
 1,600   Career Education Corporation+                                    54,848
 9,300   Caremark Rx, Inc.+                                              151,683
 1,200   Carlisle Companies Incorporated                                  44,376
 2,900   Carlyle Industries, Inc.+                                           667
   500   Carpenter Technology Corporation                                 13,310
 2,500   CarrAmerica Realty Corporation                                   75,250
 2,900   Carreker Corporation+                                            17,110
 4,900   Carrier Access Corporation+                                      14,308
 4,400   Carrizo Oil & Gas, Inc.+                                         19,492
   200   Carrollton Bancorp                                                2,550
   330   Cascade Financial Corporation+                                    2,557
   100   Cascade Natural Gas Corporation                                   2,205
 2,400   Casella Waste Systems, Inc.+                                     35,544
   700   Casey's General Stores, Inc.                                     10,430
 2,100   Catalina Marketing Corporation+                                  72,870
   200   Catalyst Semiconductor, Inc.+                                       560
 2,766   Catalytica Energy Systems, Inc.+                                 12,641
   300   Catapult Communications Corporation+                              7,818
 4,200   Catellus Development Corporation+                                77,280
   200   The Cato Corporation (Class A)                                    3,780
   700   Cedar Fair, LP                                                   17,353
   600   Cedar Income Fund, Ltd.+                                          2,550
   100   Celeritek, Inc.+                                                  1,339
 3,000   Celgene Corporation+                                             95,760
   200   Cell Genesys, Inc.+                                               4,648
   100   Cell Pathways, Inc.+                                                696
   700   Cell Therapeutics, Inc.+                                         16,898
 4,000   Centennial Communications Corp.+                                 40,960
   500   Center Trust, Inc.                                                2,125
 1,500   CenterPoint Properties Corporation                               74,700
   400   Centex Construction Products, Inc.                               12,820
 3,000   Centillium Communications, Inc.+                                 23,580
   500   Centra Software, Inc.+                                            4,000
    20   Central Coast Bancorp+                                              440
   500   Central European Distribution Corporation+                        6,190
   100   Central Garden & Pet Company+                                       846
   100   Central Parking Corporation                                       1,964
   600   Central Vermont Public Service Corporation                       10,020
 2,000   Cephalon, Inc.+                                                 151,170
   100   Ceres Group, Inc.+                                                  369
 5,500   Ceridian Corporation+                                           103,125
 1,400   Cerner Corporation+                                              69,902
 2,700   Certegy Inc.+                                                    92,394
   200   Cerus Corporation+                                                9,150
   300   Champion Enterprises,  Inc.+                                      3,693
   700   Champion Industries, Inc.                                         2,030
 1,600   Charles River Laboratories International, Inc.+                  53,568
   100   Charlotte Russe Holding Inc.+                                     1,861
   700   Charming Shoppes, Inc.+                                           3,717
11,400   Charter Communications, Inc. (Class A)+                         187,302
   300   Chase Industries Inc+                                             2,745
 1,900   Chateau Communities, Inc.                                        56,810
 2,900   CheckFree Corp.+                                                 52,200
   200   Checkpoint Systems, Inc.+                                         2,680
 1,800   The Cheesecake Factory Incorporated+                             62,586
 1,200   Chelsea Property Group, Inc.                                     58,920
   900   Chemed Corporation                                               30,510
   100   ChemFirst Inc.                                                    2,397

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
   134   Chemical Financial Corporation                                 $  4,053
 1,600   Chesapeake Corporation                                           44,496
 2,200   Chesapeake Energy Corporation+                                   14,542
   100   Chesapeake Utilities Corporation                                  1,980
   100   Chicago Rivet & Machine Co.                                       2,250
   350   Chico's FAS, Inc.+                                               13,895
 1,500   The Children's Place Retail Stores, Inc.+                        40,725
   300   Childtime Learning Centers, Inc.+                                 1,725
 1,000   ChipPAC, Inc.+                                                    7,420
   500   Chiquita Brands International, Inc.+                                320
 2,375   Chittenden Corporation                                           65,550
 1,400   Choice Hotels International, Inc.+                               31,010
 4,900   Choice One Communications Inc.+                                  17,346
 2,350   ChoicePoint Inc.+                                               119,121
 8,600   Chordiant Software, Inc.+                                        68,026
   225   Christopher & Banks Corporation+                                  7,706
   100   ChromaVision Medical Systems, Inc.+                                 449
   300   Chromcraft Revington, Inc.+                                       3,234
   500   Church & Dwight Co., Inc.                                        13,315
   100   Churchill Downs Incorporated                                      3,697
   100   Ciphergen Biosystems, Inc.+                                         800
 1,600   Cirrus Logic, Inc.+                                              21,152
 1,800   Citizens Banking Corporation                                     59,184
 4,235   Citizens, Inc.+                                                  53,573
 3,000   City Holding Company+                                            36,120
 1,800   City National Corporation                                        84,330
   200   Claire's Stores, Inc.                                             3,020
 4,600   Clarent Corporation+                                                  -
 1,300   Clark/Bardes, Inc.+                                              32,799
   200   Clarus Corporation+                                               1,248
 5,200   Clayton Homes, Inc.                                              88,920
 2,400   Clayton Williams Energy, Inc.+                                   31,440
 1,400   Cleco Corporation                                                30,758
 1,900   Cleveland-Cliffs Inc.                                            34,770
 5,000   Click Commerce, Inc.+                                            15,800
   100   click2learn.com, Inc.+                                              300
   100   Closure Medical Corporation+                                      2,336
 1,600   Coach, Inc.+                                                     62,368
 1,400   Coachmen Industries, Inc.                                        16,800
 1,000   Coastal Bancorp, Inc.                                            28,900
   300   Coastal Financial Corporation                                     2,823
 2,300   CoBiz Inc.                                                       31,050
 1,100   Coca-Cola Bottling Co. Consolidated                              41,646
   900   Cognex Corporation+                                              23,049
   700   Cognizant Technology Solutions Corporation+                      28,686
   400   Coherent, Inc.+                                                  12,368
 1,400   Cohu, Inc.                                                       27,650
 1,800   Coinstar, Inc.+                                                  45,000
 1,400   Cold Metal Products, Inc.+                                          406
   100   Coldwater Creek Inc.+                                             2,118
   100   Collateral Therapeutics, Inc.+                                      626
 4,300   The Colonial BancGroup, Inc.                                     60,587
 1,800   Colonial Properties Trust                                        56,070
   200   Columbia Laboratories, Inc.+                                        690
 1,600   Columbia Sportswear Company+                                     53,280
 3,300   Columbus McKinnon Corporation                                    33,825
   200   Com21, Inc.+                                                        274
 1,000   Comdisco, Inc.                                                      520
   200   Comfort Systems USA, Inc.+                                          740
   100   Comm Bancorp, Inc.                                                2,850
 2,600   Commerce Bancorp, Inc.                                          102,284
 2,640   Commerce Bancshares, Inc.                                       102,934
 1,400   The Commerce Group, Inc.                                         52,766
 2,900   Commerce One, Inc.+                                              10,353
   100   Commercial Bankshares, Inc.                                       2,401
 3,100   Commercial Federal Corporation                                   72,850
   100   Commercial Metals Company                                         3,498
   100   Commercial National Financial Corporation                         1,810
 1,791   Commercial Net Lease Realty                                      23,283
    42   Commercial Net Lease Realty (Preferred)                             966
   300   Commonwealth Telephone Enterprises, Inc.+                        13,650
 3,200   CommScope, Inc.+                                                 68,064
   700   Communication Intelligence Corporation+                             448
 1,400   Community Banks, Inc.                                            37,800
 2,800   Community First Bankshares, Inc.                                 71,932
 3,400   Community Health Care+                                           86,700
 4,800   Compass Bancshares, Inc.                                        135,840
 4,000   CompuCredit Corporation+                                         47,040
   500   Computer Horizons Corp.+                                          1,605

30

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   200   Computer Network Technology Corporation+                       $  3,558
   200   Comstock Resources, Inc.+                                         1,400
 1,600   Conceptus, Inc.+                                                 37,760
   200   Concord Camera Corp.+                                             1,584
   100   Concord Communications, Inc.+                                     2,065
 2,500   Concurrent Computer Corporation+                                 37,125
   200   Conductus, Inc.+                                                    546
 3,300   Conectiv, Inc.                                                   80,817
 1,000   Conestoga Enterprises, Inc.                                      31,950
 1,500   Connecticut Water Service, Inc.                                  44,355
   200   Connetics Corporation+                                            2,380
 1,800   Consolidated Graphics, Inc.+                                     34,650
 1,700   Constellation Brands, Inc. (Class A)+                            72,845
   700   Continental Airlines, Inc. (Class B)+                            18,347
 2,500   Conventry Health Care Inc.+                                      49,875
 6,100   Convera Corporation+                                             20,435
 2,000   Cooper Cameron Corporation+                                      80,720
 1,100   Cooper Companies, Inc.                                           54,978
 1,200   CoorsTek, Inc.+                                                  38,208
 2,100   Copart, Inc.+                                                    76,377
   400   Copper Mountain Networks, Inc.+                                     676
   200   Corillian Corporation+                                              958
   800   Corinthian Colleges, Inc.+                                       32,712
   400   Corio, Inc.+                                                        472
 3,300   Corixa Corporation+                                              49,731
   500   Corn Products International, Inc.                                17,625
 1,100   Cornell Companies, Inc.+                                         19,415
 1,600   Cornerstone Realty Income Trust, Inc.                            18,160
   500   The Corporate Executive Board Company+                           18,350
   100   Corporate Office Properties Trust                                 1,187
 1,100   Correctional Properties Trust                                    18,590
   900   Corrections Corporation of America+                              16,704
   100   Corus Bankshares, Inc.                                            4,540
 3,400   Corvas International, Inc.+                                      22,270
 7,400   Corvis Corporation+                                              23,902
   600   Cosine Communications, Inc.+                                        930
   100   Cost Plus, Inc.+                                                  2,650
   100   CoStar Group Inc.+                                                2,401
   200   Cotton States Life Insurance Company                              1,920
   150   Courier Corporation                                               5,250
 1,900   Cousins Properties, Inc.                                         46,284
 2,100   Covance Inc.+                                                    47,670
 2,800   Covansys Corporation+                                            25,060
   300   Covanta Energy Corporation+                                       1,356
   200   CoVest Bancshares, Inc.                                           3,740
   300   Covista Communications, Inc.+                                     2,706
22,900   Cox Communications, Inc. (Class A)+                             959,739
 1,600   Cox Radio, Inc. (Class A)+                                       40,768
 1,700   Crawford & Company (Class B)                                     19,924
 1,600   Credence Systems Corporation+                                    29,712
   300   Credit Acceptance Corporation+                                    2,670
 2,900   Cree, Inc.+                                                      85,434
 1,000   Crescent Operating, Inc.+                                            31
 4,300   Crescent Real Estate Equities Company                            77,873
   900   Crestline Capital Corporation+                                   27,954
   900   Critical Path, Inc.+                                              2,466
 1,300   Crompton Corporation                                             11,700
    29   Cross Media Marketing Corporation+                                  261
 1,300   Crossman Communities, Inc.                                       42,900
   200   Crossroads Systems, Inc.+                                           898
   200   CrossWorlds Software, Inc.+                                         932
 8,600   Crown Castle International Corp.+                                91,848
 9,300   Crown Cork & Seal Company, Inc.+                                 23,622
   200   Crown Media Holdings, Inc. (Class A)+                             2,258
 1,500   CryoLife, Inc.+                                                  45,000
   100   Cubic Corporation                                                 5,136
   500   Cubist Pharmaceuticals, Inc.+                                    17,980
 1,200   Cuisine Solutions, Inc.+                                          1,020
 2,100   Cullen/Frost Bankers, Inc.                                       64,848
   500   Culp, Inc.                                                        1,900
 2,600   Cumulus Media Inc. (Class A)+                                    42,068
 1,100   CuraGen Corporation+                                             24,607
   200   Curis, Inc.+                                                      1,122
   100   Curtiss-Wright Corporation                                        4,775
   162   Curtiss-Wright Corporation (Class B)                              7,533
     1   Cybear Group+                                                         -
12,900   Cyber-Care, Inc.+                                                12,384
   200   Cyberonics, Inc.+                                                 5,306
   100   CyberOptics Corporation+                                          1,325
   200   CyberSource Corporation+                                            352
 3,200   Cygnus, Inc.+                                                    16,800
   200   Cylink Corporation+                                                 550
   400   Cymer, Inc.+                                                     10,692

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

    30   Cypress Communications, Inc.+                                  $     48
 4,800   Cypress Semiconductor Corporation+                               95,664
   300   Cysive, Inc.+                                                       843
 2,500   Cytec Industries Inc.+                                           67,500
 4,600   Cytyc Corporation+                                              120,060
   800   DDi Corp.+                                                        7,872
 1,500   D&E Communications, Inc.                                         27,000
 1,900   DENTSPLY International Inc.                                      95,380
   600   DHB Capital Group Inc.+                                           3,570
 1,453   DIANON Systems, Inc.+                                            88,342
 5,000   DIMON Incorporated                                               36,000
   800   D & K Healthcare Resources, Inc.                                 45,560
 1,400   DMC Stratex Networks, Inc.+                                      10,892
 4,700   DPL Inc.                                                        113,176
 2,000   DQE, Inc.                                                        37,860
 3,155   D.R. Horton, Inc.                                               102,411
 1,700   DRS Technologies, Inc.+                                          60,605
    75   DSET Corporation+                                                    86
 1,000   DSL.net, Inc.+                                                    1,260
   200   DSP Group, Inc.+                                                  4,652
 4,600   DST Systems, Inc.+                                              229,310
   100   Daily Journal Corporation+                                        2,225
   500   Dairy Mart Convenience Stores, Inc.+                                  5
   800   Daisytek International Corporation+                              10,536
 2,500   Daktronics, Inc.+                                                21,125
   100   Daleen Technologies, Inc.+                                           35
   700   Dal-Tile International Inc.+                                     16,275
   500   Daniel Green Company                                              2,275
   500   Danielson Holding Corporation+                                    2,220
   300   Data Return Corporation+                                            435
   100   Dataram Corporation+                                                835
   200   Datascope Corp.                                                   6,784
   100   Datastream Systems, Inc.+                                           617
   100   Datum Inc.+                                                       1,386
 6,900   Davel Communications, Inc.+                                         207
 3,300   DaVita, Inc.+                                                    80,685
   100   Davox Corporation+                                                  967
   200   Dawson Geophysical Company+                                       1,550
 1,557   Dean Foods Company+                                             106,187
 2,216   Del Laboratories, Inc.+                                          33,786
   300   Del Monte Foods Company+                                          2,553
 4,300   dELiA*s Corp. (Class A)+                                         26,660
   100   Delphi Financial Group, Inc. (Class A)                            3,330
   300   Delta and Pine Land Company                                       6,789
   100   Delta Natural Gas Company, Inc.                                   2,020
   100   Deltathree.com, Inc. (Class A)+                                      90
   100   Deltek Systems, Inc.+                                               442
   100   Deltic Timber Corporation                                         2,740
 5,100   Denbury Resources Inc.+                                          37,281
   100   Dendreon Corporation+                                             1,007
 3,000   Dendrite International, Inc.+                                    42,090
 1,300   Department 56, Inc.+                                             11,180
   700   Developers Diversified Realty Corporation                        13,370
 2,600   DeVry, Inc.+                                                     73,970
   700   Diagnostic Products Corporation                                  30,765
 3,400   The Dial Corporation                                             58,310
   200   Diametrics Medical, Inc.+                                         1,132
 5,300   Diamond Offshore Drilling, Inc.                                 161,120
 2,600   DiamondCluster International, Inc. (Class A)+                    34,060
   100   Dice Inc.+                                                          180
 2,700   Diebold, Incorporated                                           109,188
 1,300   Digene Corporation+                                              38,350
 4,000   Digex, Inc.+                                                     11,960
   100   Digimarc Corporation+                                             1,858
10,400   Digital Generation Systems, Inc.+                                11,544
   200   Digital Impact, Inc.+                                               290
 2,400   Digital Insight Corporation+                                     53,664
   200   Digital Lightwave, Inc.+                                          1,876
   300   Digital River, Inc.+                                              4,776
 2,600   DigitalThink, Inc.+                                              28,080
 6,300   Digitas Inc.+                                                    25,326
 4,300   Dime Bancorp, Inc.                                              155,144
 1,400   Dime Community Bancshares                                        39,284
   700   Dionex Corporation+                                              17,857
   800   Direct Focus, Inc.+                                              24,960
 1,100   Disc Graphics, Inc.+                                              1,276
   100   Ditech Communications Corporation+                                  602
 2,800   Diversa Corporation+                                             39,620
21,424   Divine Inc. (Class A)+                                           15,854
   200   Dobson Communications Corporation (Class A)+                      1,708
   100   Docent, Inc.+                                                       317
   200   Documentum, Inc.+                                                 4,344
 2,000   Dole Food Company, Inc.                                          53,660

32

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   200   Dollar Thrifty Automotive Group, Inc.+                         $  3,100
 4,200   Dollar Tree Stores, Inc.+                                       129,822
   200   Dominion Homes, Inc.+                                             3,120
 1,600   Donaldson Company, Inc.                                          62,144
    66   Donegal Group Inc. (Class B)                                        700
   200   Donnelly Corporation                                              2,630
 1,600   Doral Financial Corporation                                      49,936
   200   Dot Hill Systems Corp.+                                             336
 5,400   DoubleClick Inc.+                                                61,236
   300   Dover Downs Entertainment, Inc.                                   4,590
 1,700   Downey Financial Corp.                                           70,125
 1,800   The Dress Barn, Inc.+                                            45,018
   400   Drew Industries Incorporated+                                     4,300
   300   Dreyer's Grand Ice Cream, Inc.                                   11,553
 2,200   Dril-Quip, Inc.+                                                 53,020
   700   Drugstore.com, Inc.+                                              1,365
   200   Duane Read Inc.+                                                  6,070
 2,500   Ducommun Incorporated+                                           27,750
 5,200   Duke Realty Corporation                                         126,516
   100   DuPont Photomasks, Inc.+                                          4,345
 2,300   Dura Automotive Systems, Inc.+                                   25,300
 1,000   Duratek, Inc.+                                                    4,470
   300   Durect Corporation+                                               3,477
   100   Dyax Corp.+                                                       1,097
   400   Dycom Industries, Inc.+                                           6,684
   300   EEX Corporation+                                                    552
 3,500   EGL, Inc.+                                                       48,825
   700   E-LOAN, Inc.+                                                     1,288
   300   EMC Insurance Group, Inc.                                         5,145
 1,200   EMCOR Group, Inc.+                                               54,480
   200   EMCORE Corporation+                                               2,690
14,100   ENBC Corp.+                                                          71
 5,200   ENSCO International Incorporated                                129,220
 2,300   EPIX Medical, Inc.+                                              32,867
   240   ESB Financial Corporation                                         2,484
   300   ESS Technology, Inc.+                                             6,378
12,800   E* TRADE Group, Inc.+                                           131,200
 3,200   The E.W. Scripps Company (Class A)                              211,200
   300   EXE Technologies, Inc.+                                           1,527
   200   Eagle Bancshares, Inc.                                            2,998
 5,200   EarthLink, Inc.+                                                 63,284
   700   EarthShell Corporation+                                           1,400
   400   East West Bancorp, Inc.                                          10,300
   200   The Eastern Company                                               2,402
 1,200   EastGroup Properties, Inc.                                       27,684
   500   EasyLink Services Corporation (Class A)+                            245
 2,600   Eaton Vance Corp.                                                92,430
10,800   eBay Inc.+                                                      722,520
   100   eBenX Inc.+                                                         407
   600   Echelon Corporation+                                              8,496
 2,500   Echo Bay Mines Ltd.+                                              1,325
 9,600   EchoStar Communications Corporation (Series A)+                 263,712
 1,800   Eclipsys Corporation+                                            30,150
 2,700   Eden Bioscience Corporation+                                     13,689
   800   Edison Schools, Inc.+                                            15,720
   900   Education Management Corporation+                                32,625
 2,100   Edwards Lifesciences Corporation+                                58,023
   500   eFunds Corporation+                                               6,875
   200   eGain Communications Corporation+                                   280
   300   El Paso Electric Company+                                         4,350
   400   Elantec Semiconductor, Inc.+                                     15,360
 2,100   Elcor Corporation                                                58,359
   200   Electric Fuel Corporation+                                          332
   100   Electric Lightwave, Inc.+                                            30
   900   Electro Scientific Industries, Inc.+                             27,009
 2,300   Electroglas, Inc.+                                               33,971
 5,000   Electronic Arts Inc.+                                           299,750
   200   Electronics Boutique Holdings Corp.+                              7,988
 1,000   Electronics for Imaging, Inc.+                                   22,310
 2,200   Elizabeth Arden, Inc.+                                           33,594
   700   Ellett Brothers, Inc.+                                            1,575
    40   eLoyalty Corporation+                                               212
   200   eMagin Corporation+                                                  84
 2,200   Embarcadero Technologies, Inc.+                                  53,240
   200   eMerge Interactive, Inc. (Class A)+                                 266
 4,100   Emex Corporation+                                                12,628
 1,500   Emisphere Technologies, Inc.+                                    47,865
 1,900   Emmis Communications Corporation (Class A)+                      44,916
   800   Empire District Electric Company                                 16,800
 3,500   Emulex Corporation+                                             138,285
   100   Encompass Services Corporation+                                     290
 1,900   Endo Pharmaceuticals Holdings, Inc.+                             22,173

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 1,800   Endocare, Inc.+                                                $ 32,274
   800   Enercorp, Inc.+                                                     240
   200   Energen Corporation                                               4,930
 3,400   Energizer Holdings, Inc.+                                        64,770
 1,600   Energy Conversion Devices, Inc.+                                 30,352
 4,400   Energy East Corporation                                          83,556
   200   Energy Partners, Ltd.+                                            1,510
   200   Energy West Incorporated                                          2,290
 1,100   Engage, Inc.+                                                       484
 1,025   Engineered Support Systems, Inc.                                 35,065
 7,100   Enterasys Networks, Inc.+                                        62,835
   900   EnergySouth, Inc.                                                21,645
   800   Entegris Inc.+                                                    8,768
 1,700   Entercom Communications Corp.+                                   85,000
 1,900   Enterprise Products Partners LP                                  89,395
   100   Entertainment Properties Trust                                    1,935
    25   Entrada Networks, Inc.+                                               3
 4,100   Entravision Communications Corporation  (Class A)+               48,995
 2,200   EntreMed, Inc.+                                                  18,590
   300   Entrust Technologies Inc.+                                        3,057
   305   Enzo Biochem, Inc.+                                               7,167
 1,700   Enzon, Inc.+                                                     95,676
   450   E.piphany, Inc.+                                                  3,920
   100   ePlus inc.+                                                         955
   200   ePresence, Inc.+                                                    838
   500   Equinix, Inc.+                                                    1,450
 2,400   Equitable Resources, Inc.                                        81,768
 2,300   Equity Marketing, Inc.+                                          29,923
   155   Equity One, Inc.                                                  2,130
 2,700   Erie Indemnity Company (Class A)                                103,923
 2,400   eSPEED, Inc. (Class A)+                                          19,872
 1,300   Essex Property Trust, Inc.                                       64,233
 5,000   The Estee Lauder Companies Inc. (Class A)                       160,300
   100   Esterline Technologies Corporation+                               1,601
 1,600   Ethan Allen Interiors Inc.                                       66,544
   600   Ethyl Corporation+                                                  552
 4,600   Europa Cruises Corporation+                                       4,232
 1,400   Evergreen Resources, Inc.+                                       54,054
   100   Evolve Software, Inc.+                                               37
   300   Exabyte Corporation+                                                321
 2,400   Exact Sciences Corporation+                                      24,624
   500   Exar Corporation+                                                10,425
   100   Excel Technology, Inc.+                                           1,740
   425   eXcelon Corporation+                                                497
   400   Exchange Applications, Inc.+                                        100
   800   Exelixis, Inc.+                                                  13,296
   200   Exide Corporation                                                   246
36,200   Exodus Communications, Inc.+                                      1,412
 1,900   Expedia, Inc. (Class A)+                                         77,159
 1,900   Expeditors International of Washington, Inc.                    108,205
 2,900   Express Scripts, Inc. (Class A)+                                135,604
 3,600   Extended Stay America, Inc.+                                     59,040
   100   Extended Systems Incorporated+                                      748
   100   Extensity, Inc.+                                                    218
 4,600   Extreme Networks, Inc.+                                          59,340
 3,800   Exult Inc.+                                                      60,990
 2,100   F5 Networks, Inc.+                                               45,234
   500   FEI Company+                                                     15,755
   100   FFLC Bancorp, Inc.                                                2,075
   500   FFP Marketing Company, Inc.+                                      1,050
   900   The FINOVA Group Inc.+                                              549
   400   FLAG Financial Corporation                                        3,400
 1,200   FLIR Systems, Inc.+                                              45,504
   100   F&M Bancorp                                                       2,545
   300   FMS Financial Corporation                                         2,679
   200   FNB Corp. (NC)                                                    3,036
   105   F.N.B. Corporation                                                2,767
   200   FNB Financial Services Corporation                                2,910
   200   FPIC Insurance Group, Inc.+                                       2,980
 3,100   FSI International, Inc.+                                         28,582
   300   F.Y.I. Incorporated+                                             10,050
   200   Fab Industries, Inc.                                              3,640
 1,400   Factory 2-U Stores Inc.+                                         28,056
   200   FactSet Research Systems Inc.                                     6,990
   850   Fair, Isaac and Company, Incorporated                            53,567
 4,000   Fairchild Semiconductor Corporation (Class A)+                  112,800
   300   Falcon Products, Inc.                                             2,025
   200   FalconStor Software, Inc.+                                        1,812
 2,900   Fargo Electronics+                                               19,836
 1,000   Farmers Capital Bank Corporation                                 36,700
 1,400   Fastenal Company                                                 93,002
   200   Fedders Corporation                                                 608

34

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   300   Federal Agricultural Mortgage Corporation (Class A)+           $  8,730
   500   Federal-Mogul Corporation                                           395
   400   Federal Realty Investment Trust                                   9,200
 3,200   Federal Signal Corporation                                       71,264
 4,700   Federated Investors, Inc. (Class B)                             149,836
   900   FelCor Lodging Trust Inc.                                        15,039
   200   Ferro Corporation                                                 5,160
   300   FiberNet Telecom Group, Inc.+                                       111
 1,200   Fidelity Federal Bancorp+                                         2,760
 3,250   Fidelity National Financial, Inc.                                80,600
 3,000   FileNET Corporation+                                             60,870
 2,400   Financial Industries Corporation                                 32,064
 7,500   Finisar Corporation+                                             76,275
   300   FinishMaster, Inc.+                                               2,550
 2,900   The Finish Line, Inc.+                                           44,341
   300   Fire Pond, Inc.+                                                    390
 2,700   The First American Corporation                                   50,598
 1,500   First Bancorp.                                                   33,825
   100   First BanCorp                                                     2,850
 2,000   First Busey Corporation                                          42,960
   100   First Charter Corporation                                         1,781
   500   First Citizens BancShares, Inc. (Class A)                        48,875
   200   First Commonwealth Financial Corporation                          2,304
 1,300   First Essex Bancorp, Inc.                                        36,634
   400   First Federal Bancorp, Inc.                                       2,380
   200   First Federal Financial Corporation of Kentucky                   3,352
   310   First Financial Bancorp                                           5,471
 1,000   First Financial Corporation                                      43,850
   100   First Financial Holdings, Inc.                                    2,417
 3,700   First Health Group Corp.+                                        91,538
   450   First Horizon Pharmaceutical Corporation+                        13,225
 1,600   First Industrial Realty Trust, Inc.                              49,760
 1,400   First M&F Corporation                                            28,700
   105   First Merchants Corporation                                       2,522
 1,875   First Midwest Bancorp, Inc.                                      54,731
 2,700   First Niagara Financial Group, Inc.                              45,441
 1,115   First Place Financial Corp.                                      17,561
 1,000   First Republic Bank+                                             24,150
   300   First Sentinel Bancorp Inc.                                       3,756
   300   First Southern Bancshares+                                        1,020
 4,800   First Tennessee National Corporation                            174,048
 1,000   First Union Real Estate Equity & Mortgage Investments+            2,380
   200   First United Corporation                                          3,200
 1,700   First Virginia Banks, Inc.                                       86,292
   100   FirstFed Financial Corp.+                                         2,563
 3,200   FirstMerit Corporation                                           86,688
 2,200   Fischer Imaging Corporation+                                     26,488
 2,200   Fisher Scientific International Inc.+                            64,240
 1,900   Flagstar Bancorp, Inc.                                           38,247
   200   Flanigan's Enterprises, Inc.                                      1,110
 3,000   Fleetwood Enterprises, Inc.+                                     33,990
 1,700   Fleming Companies, Inc.                                          31,450
   200   Flexsteel Industries, Inc.                                        2,250
   500   Florida East Coast Industries, Inc. (Class A)                    11,575
   100   Florida Public Utilities Company                                  1,723
 1,800   Florida Rock Industries, Inc.                                    65,844
   100   Flowers Foods, Inc.+                                              3,992
 2,600   Flowserve Corporation+                                           69,186
 1,200   Flushing Financial Corporation                                   21,360
 4,400   Foamex International Inc.+                                       35,640
   400   Focal Communications Corporation+                                   244
    63   Focal Communications Corporation (Warrants)(b)                        -
 5,600   Foot Locker, Inc.+                                               87,640
 1,200   Footstar, Inc.+                                                  37,560
 1,800   Forest City Enterprises, Inc. (Class A)                          69,660
 2,000   Forest Oil Corporation+                                          56,420
 2,000   Forrester Research, Inc.+                                        40,280
   100   Forward Air Corporation+                                          3,392
   700   Fossil, Inc.+                                                    14,700
 4,800   Foster Wheeler Ltd.                                              24,480
 2,900   Foundry Networks, Inc.+                                          23,635
 7,100   Fox Entertainment Group, Inc. (Class A)+                        188,363
 5,400   Frederick Brewing Co.+                                              216
 1,600   Fred's, Inc.                                                     65,536
   600   FreeMarkets, Inc.+                                               14,382
   500   Fremont General Corporation                                       3,910
 2,100   Fresh Brands, Inc.                                               43,281

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 4,000   Fresh Del Monte Produce Inc.+                                  $ 60,200
   500   Friede Goldman Halter, Inc.+                                         95
   600   Friedman Industries, Incorporated                                 1,440
 3,100   Frontier Airlines, Inc.+                                         52,700
 2,800   Frontier Oil Corporation                                         46,592
   300   Frontline Capital Group+                                             33
   800   Frozen Food Express Industries, Inc.+                             1,712
   200   FuelCell Energy, Inc.+                                            3,628
 1,000   Full House Resorts, Inc.+                                           300
 3,255   Fulton Financial Corporation                                     71,057
 1,800   Furniture Brands International, Inc.+                            57,636
   100   FutureLink Corp.+                                                     1
 1,800   GATX Corporation                                                 58,536
 1,300   GBC Bancorp                                                      38,350
   100   GC Companies, Inc.+                                                  22
 1,800   G & K Services, Inc. (Class A)                                   58,140
   100   GRIC Communications, Inc.+                                          128
 2,200   GTECH Holdings Corporation+                                      99,638
   600   Gabelli Asset Management Inc. (Class A)+                         25,920
 1,900   Gables Residential Trust                                         56,240
   100   Gadzooks, Inc.+                                                   1,374
   500   Gadzoox Networks, Inc.+                                             350
 1,560   Gaiam, Inc.+                                                     34,008
 2,200   Galyan's Trading Company+                                        31,328
   900   Gardner Denver Inc.+                                             20,088
   600   Gartner Group, Inc. (Class B)+                                    6,720
   200   Gaston Federal Bancorp, Inc.                                      3,010
   400   Gaylord Container Corporation (Class A)+                            404
 1,100   Gaylord Entertainment Company+                                   27,060
16,500   Gemstar-TV Guide International, Inc.+                           457,050
   300   GenCorp Inc.                                                      4,233
   200   Gene Logic Inc.+                                                  3,768
   300   Genelabs Technologies, Inc.+                                        555
   700   Genencor International Inc.+                                     11,172
 6,700   Genentech, Inc.+                                                363,475
 2,700   General Binding Corporation+                                     34,857
 1,000   General Cable Corporation                                        13,100
   100   General Communication, Inc. (Class A)+                              853
     1   General Electric Company                                             24
 2,100   General Growth Properties, Inc.                                  81,480
   500   General Magic, Inc.+                                                195
 1,400   General Maritime Corporation+                                    14,000
35,000   General Motors Corporation (Class H)+                           540,750
   100   Genesco Inc.+                                                     2,076
 1,100   Genesee Corporation (Class B)                                    21,010
 1,900   GenesisIntermedia, Inc.+                                              -
 2,700   Genome Therapeutics Corp.+                                       18,387
   200   Genomic Solutions Inc.+                                             480
   800   Genta Incorporated+                                              11,384
 3,600   Gentek, Inc.                                                      6,156
 2,800   Gentex Corporation+                                              74,844
   100   Gentiva Health Services, Inc.+                                    2,195
15,800   Genuity Inc.+                                                    24,964
   100   Genzyme Molecular Oncology+                                         800
 4,700   Genzyme Transgenics Corporation+                                 27,354
 1,500   Georgia Gulf Corporation                                         27,750
   200   Geoworks Corporation+                                               196
   100   Gerber Scientific, Inc.                                             930
 2,110   German American Bancorp                                          34,190
 2,100   Geron Corporation+                                               18,270
 2,700   Getty Images, Inc.+                                              62,046
 2,200   Getty Realty Corporation                                         41,470
   300   Giant Industries, Inc.+                                           2,769
 2,000   Gibraltar Steel Corporation                                      35,040
 3,500   Gilead Sciences, Inc.+                                          230,020
 1,100   Gish Biomedical, Inc.+                                              935
   100   Glacier Bancorp, Inc.                                             2,082
   200   Glacier Water Services, Inc.+                                     1,600
   200   Glamis Gold Ltd.+                                                   722
 1,200   Glassmaster Company+                                                360
   500   Glenayre Technologies, Inc.+                                        815
 2,500   Glenborough Realty Trust Incorporated                            48,500
   100   Gliatech Inc.+                                                       85
 2,800   Glimcher Realty Trust                                            52,724
 1,900   Global Imaging Systems, Inc.+                                    28,367
   700   Global Industries, Ltd.+                                          6,230
   560   Global Payments Inc.                                             19,264
 2,200   Global Sports, Inc.+                                             43,890
 8,989   GlobalSantaFe Corporation                                       256,366
 2,518   GlobeSpan Virata, Inc.+                                          32,608
   300   Globix Corporation+                                                  44

36

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   800   GlycoGenesys, Inc.+                                            $  1,576
   500   GoAmerica, Inc.+                                                  1,135
 2,200   Gold Reserve Inc.+                                                1,650
   600   Golden Enterprises, Inc.                                          2,112
 5,000   Golden State Bancorp Inc.                                       130,750
 5,400   The Goldman Sachs Group, Inc.                                   500,850
   100   The Gorman-Rupp Company                                           2,685
   850   Graco Inc.                                                       33,192
   450   Granite Construction Incorporated                                10,836
 4,400   Grant Prideco, Inc.+                                             50,600
 5,100   Graphic Packaging International Corp.+                           24,735
   600   Gray Communications Systems, Inc.                                 8,328
   200   Gray Communications Systems, Inc. (Class B)                       2,078
   300   Great American Financial Resources, Inc.                          5,625
 2,900   The Great Atlantic & Pacific Tea Company, Inc.+                  68,962
   700   Great Lakes Aviation, Ltd.+                                         252
 1,600   Great Lakes REIT, Inc.                                           25,600
 2,300   Great Plains Energy Incorporated                                 57,960
 1,200   Great Southern Bancorp, Inc.                                     36,600
13,400   Greate Bay Casino Corporation+                                      268
 2,774   Greater Bay Bancorp                                              79,281
   210   Greater Community Bancorp                                         2,467
   210   Greater Delaware Valley Savings Bank+                             5,460
 1,200   Green Mountain Coffee, Inc.+                                     32,868
 3,800   GreenPoint Financial Corp.                                      135,850
   100   Greif Bros. Corporation (Class A)                                 3,295
 2,400   Grey Wolf, Inc.+                                                  7,128
   200   Griffin Land & Nurseries, Inc.+                                   2,722
 3,320   Griffon Corporation+                                             49,800
 1,100   Group 1 Automotive, Inc.+                                        31,361
   322   Grubb & Ellis Company+                                              950
   100   Guess?, Inc.+                                                       750
   900   Guilford Mills, Inc.+                                               531
 2,600   Guilford Pharmaceuticals Inc.+                                   31,200
 2,500   Guitar Center, Inc.+                                             34,100
   900   GulfMark Offshore, Inc.+                                         25,479
   200   The Gymboree Corporation+                                         2,386
   200   H Power Corp.+                                                      624
   500   HA-LO Industries, Inc.+                                              15
 2,200   H.B. Fuller Company                                              63,294
 2,200   HCC Insurance Holdings, Inc.                                     60,610
   100   HEICO Corporation                                                 1,507
 2,120   HEICO Corporation (Class A)                                      28,599
 1,400   HMI Industries Inc.+                                                 98
   200   HMN Financial, Inc.                                               3,098
 1,300   HNC Software Inc.+                                               26,780
 2,400   HON INDUSTRIES Inc.                                              66,360
   300   HPSC, Inc.+                                                       1,953
 2,100   HRPT Properties Trust                                            18,186
 1,200   Haemonetics Corporation+                                         40,704
   200   Haggar Corp.                                                      2,170
   200   Hain Celestial Group, Inc.+                                       5,492
   200   Hall, Kinion & Associates, Inc.+                                  1,876
   200   Hampshire Group, Limited+                                         2,424
   200   Handleman Company+                                                2,970
 9,700   Handspring, Inc.+                                                65,378
 2,349   Hanover Compressor Company+                                      59,336
 4,100   Hanover Direct, Inc.+                                             1,476
13,100   Hanover Gold Company, Inc.+                                       1,572
   200   Hardinge, Inc.                                                    1,910
   200   Harleysville Group Inc.                                           4,778
 1,200   Harman International Industries, Incorporated                    54,120
   700   Harmonic Inc.+                                                    8,414
 2,500   Harris Corporation                                               76,275
 9,000   Harris Interactive Inc.+                                         26,100
 2,400   Harsco Corporation                                               82,320
 2,400   Harte-Hanks, Inc.                                                67,608
 9,000   Hartmarx Corporation+                                            14,850
 2,600   Harvard Bioscience, Inc.+                                        25,844
   100   Hastings Manufacturing Company+                                     510
10,200   Hawaiian Airlines, Inc.+                                         40,800
 1,100   Hawaiian Electric Industries, Inc.                               44,308
   300   Hawkins, Inc.                                                     2,670
 5,200   Hayes Lemmerz International, Inc.+                                1,300
 3,000   Headwaters Incorporated+                                         34,380
 2,200   Health Care Property Investors, Inc.                             79,662
 2,400   Health Care REIT, Inc.                                           58,440
 4,600   Health Net Inc.+                                                100,188
   800   Healthcare Realty Trust, Inc.                                    22,400
   400   Healthcare Services Group, Inc.+                                  4,120

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 3,800   Hearst-Argyle Television, Inc.+                                $ 81,928
   225   Heartland Express, Inc.+                                          6,248
   100   Heartland Partners LP (Class A)+                                  1,515
   100   Hector Communications Corporation+                                1,665
 2,000   Heidrick & Struggles International, Inc.+                        36,300
 2,900   Helen of Troy Limited+                                           35,989
   200   Helix Technology Corporation                                      4,510
 1,900   Helmerich & Payne, Inc.                                          63,422
 1,600   Henry Schein, Inc.+                                              59,248
   100   Herbalife International, Inc. (Class A)                           1,422
   150   Herley Industries, Inc.+                                          2,550
 2,800   Herman Miller, Inc.                                              66,248
 3,200   Hexcel Corporation+                                               9,856
 1,100   Hibbett Sporting Goods, Inc.+                                    33,330
 5,900   Hibernia Corporation (Class A)                                  104,961
 2,200   Hickory Tech Corporation                                         37,290
   100   hi/fn, inc.+                                                      1,447
   600   High Speed Access Corp.+                                            336
 2,100   Highwoods Properties, Inc.                                       54,495
 1,200   Hilb, Rogal and Hamilton Company                                 67,260
 2,300   Hillenbrand Industries, Inc.                                    127,121
 4,500   Hines Horticulture, Inc.+                                        16,650
   700   Hi-Shear Technology Corporation+                                  1,295
 4,100   Hispanic Broadcasting Corporation+                              104,550
 4,200   Hollinger International Inc.                                     49,140
 2,200   Holly Corporation                                                42,350
 4,600   Hollywood Casino Corporation (Class A)+                          48,300
 3,500   Hollywood Entertainment Corporation+                             50,015
 4,300   Hollywood Media Corp.+                                           28,337
 1,400   Home Properties of New York, Inc.                                44,240
 1,000   Homeland Holding Corporation+                                        50
 4,300   HomeStore.com, Inc.+                                             15,480
 5,800   Hooper Holmes, Inc.                                              51,910
   300   Horace Mann Educators Corporation                                 6,366
 3,300   Horizon Offshore, Inc.+                                          24,882
 5,200   Hormel Foods Corporation                                        139,724
 2,300   Hospitality Properties Trust                                     67,850
 1,500   Host Funding Inc.+                                                  105
10,600   Host Marriott Corporation                                        95,400
   200   Hot Topic, Inc.+                                                  6,278
   800   Hotel Reservations Network, Inc. (Class A)+                      36,800
 3,300   HotJobs.com, Ltd.+                                               34,287
   400   The Houston Exploration Company+                                 13,432
 2,900   Hovnanian Enterprises, Inc. (Class A)+                           61,712
 2,200   Hubbell Incorporated (Class B)                                   64,636
 4,200   Hudson City Bancorp, Inc.                                       110,670
   800   Hudson Hotels Corporation+                                          160
 1,800   Hudson River Bancorp, Inc.                                       39,420
 1,840   Hudson United Bancorp                                            52,808
   100   Huffy Corporation+                                                  640
 2,000   Hughes Supply, Inc.                                              61,740
   100   Hugoton Royalty Trust                                             1,020
 5,000   Human Genome Sciences, Inc.+                                    168,600
   300   Humphrey Hospitality Trust, Inc.                                    885
   200   Hungarian Telephone and Cable Corp.+                                920
   300   Hunt Corporation                                                  2,310
 1,100   Hurry, Inc. (Class A)+                                              374
 2,200   Hutchinson Technology Incorporated+                              51,084
 1,900   Hydril Company+                                                  33,497
 2,900   Hydron Technologies, Inc.+                                          899
 5,200   Hypercom Corporation+                                            39,000
 2,700   Hyperion Solutions Corporation+                                  53,622
   100   Hyseq, Inc.+                                                        772
 3,000   ICN Pharmaceuticals, Inc.                                       100,500
 2,100   ICOS Corporation+                                               120,624
 2,000   IDAcorp Inc.                                                     81,200
 5,600   IDEC Pharmaceuticals Corporation+                               386,008
 1,400   IDEX Corporation                                                 48,300
 1,100   IDEXX Laboratories, Inc.+                                        31,361
   200   IDT Corporation+                                                  3,902
   200   IDT Corporation (Class B)+                                        3,322
 2,700   IDX Systems Corporation+                                         35,127
 1,400   IGEN International, Inc.+                                        56,140
   100   II-VI Incorporated+                                               1,723
 3,300   IKON Office Solutions, Inc.                                      38,577
 1,800   ILEX Oncology, Inc.+                                             48,672
 4,500   IMC Global Inc.                                                  58,500
 1,200   IMPATH Inc.+                                                     53,412

38

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   200   IMPCO Technologies, Inc.+                                      $  2,538
   100   INAMED Corporation+                                               3,007
   200   INT Media Group, Incorporated+                                      380
   100   I-STAT Corporation+                                                 789
10,700   ITC/\ DeltaCom, Inc.+                                             9,309
 1,200   ITT Educational Services, Inc.+                                  44,244
 6,600   ITXC Corp.+                                                      47,454
 7,450   IVAX Corporation+                                               150,043
   100   IVEX Packaging Corporation+                                       1,900
   200   IXYS Corporation+                                                 1,618
16,600   i2 Technologies, Inc.+                                          131,140
   300   i3 Mobile, Inc.+                                                    447
   100   iAsiaWorks, Inc.+                                                    13
    80   iBEAM Broadcasting Corporation+                                       2
   300   iBasis, Inc.+                                                       393
   100   Ibis Technology Corporation+                                      1,487
   200   Identix Incorporated+                                             2,918
 7,500   iGATE Capital Corporation+                                       30,750
   100   Illumina, Inc.+                                                   1,176
 4,100   I-many, Inc.+                                                    39,565
 2,600   Imation Corp.+                                                   56,108
 2,121   Imclone Systems+                                                 98,542
   200   Immersion Corporation+                                            1,348
 1,200   The Immune Response Corporation+                                  1,608
   300   ImmunoGen, Inc.+                                                  4,974
   800   Immunomedics, Inc.+                                              16,208
 3,000   Impax Laboratories, Inc.+                                        40,320
 1,500   Imperial Sugar Company+                                              97
     9   Imperial Sugar Company-New Shares+                                   68
 1,500   Incyte Pharmaceuticals, Inc.+                                    29,340
 2,400   Independence Community Bank Corp.                                54,624
   200   Independence Federal Savings Bank                                 1,860
   200   Independence Holding Company                                      3,600
   100   Independent Bank Corp.                                            2,149
   115   Indiana United Bancorp                                            2,030
 2,200   IndyMac Mortgage Holdings, Inc.+                                 51,436
   300   Inet Technologies, Inc.+                                          3,171
 2,700   InFocus Corporation+                                             59,454
   500   Infogrames, Inc.+                                                 3,545
 5,400   Infonet Services Corporation (Class B)+                          13,230
   900   Informatica Corporation+                                         13,059
   400   Information Architects Corp.+                                        92
 1,100   Information Holdings Inc.+                                       31,141
 3,400   Information Resources, Inc.+                                     28,220
   100   Inforte Corp.+                                                    1,397
 2,800   InfoSpace.com, Inc.+                                              5,740
 3,100   Ingles Markets, Incorporated (Class A)                           37,045
 5,100   Ingram Micro Inc. (Class A)+                                     88,332
 2,400   Inhale Therapeutic Systems+                                      44,520
   200   Inkine Pharmaceutical Company, Inc.+                                312
 9,400   Inktomi Corporation+                                             63,074
   700   Inland Resources Inc.+                                              945
   200   Innkeepers USA Trust                                              1,960
 3,600   Innovative Solutions and Support, Inc.+                          27,972
   800   Innsuites Hospitality Trust                                         960
   400   Input/Output, Inc.+                                               3,284
 1,500   Inrange Technologies Corporation (Class B)+                      18,525
   900   Insight Communications Company, Inc.+                            21,744
   400   Insight Enterprises, Inc.+                                        9,840
   100   Insignia Financial Group, Inc.+                                   1,080
   200   Insituform Technologies, Inc. (Class A)+                          5,116
   200   Insmed Incorporated+                                                764
   200   Inspire Pharmaceuticals, Inc.+                                    2,818
   600   Insteel Industries, Inc.+                                           360
    83   InsWeb Corporation+                                                 354
   100   Integra Bank Corporation                                          2,094
 1,600   Integra LifeSciences Holdings+                                   42,144
 1,200   Integrated Circuit Systems, Inc.+                                27,108
 4,000   Integrated Device Technology, Inc.+                             106,360
 2,500   Integrated Silicon Solution, Inc.+                               30,600
   300   Integrated Telecom Express, Inc.+                                   525
   734   iNTELEFILM Corporation+                                             316
   300   InteliData Technologies Corporation+                                849
 3,600   Inter Parfums, Inc.+                                             27,036
 2,100   Interactive Data Corporation                                     29,694
   100   Interactive Intelligence, Inc.+                                     695
 1,300   The InterCept Group, Inc.+                                       53,170
   400   InterDigital Communications Corporation+                          3,880
   300   Interface, Inc. (Class A)                                         1,683

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 2,700   Intergraph Corp.+                                              $ 37,098
   300   Interliant Inc.+                                                    105
   100   Interlink Electronics, Inc.+                                        433
   200   Interlogix Inc.+                                                  7,734
   102   Intermagnetics General Corporation+                               2,642
   600   InterMune Inc.+                                                  29,556
18,200   Internap Network Services Corporation+                           21,112
   100   International Aluminum Corporation                                2,400
   425   International Bancshares Corporation                             17,914
   200   International FiberCom, Inc.+                                        50
   400   International Leisure Hosts, Ltd.+                                1,620
   700   International Multifoods                                         16,730
 2,300   International Rectifier Corp.+                                   80,224
   300   International Shipholding Corporation                             1,917
   100   International Specialty Products Inc.+                              895
 2,000   International Speedway Corp. (Class A)                           78,200
 1,900   Internet Capital Group, Inc.+                                     2,299
    80   Internet Pictures Corporation+                                      169
 2,900   Internet Security Systems, Inc.+                                 92,974
   700   Interneuron Pharmaceuticals, Inc.+                                7,763
   100   Interpool, Inc.                                                   1,925
 2,700   Intersil Holding Corporation+                                    87,075
 3,200   Interstate Bakeries Corporation                                  77,376
 2,400   Inter-Tel Inc.                                                   46,128
   600   Intertrust Technologies Corporation+                                738
 3,300   InterVoice-Brite, Inc.+                                          42,240
    10   InterWorld Corporation+                                               3
 1,600   Interwoven, Inc.+                                                15,584
20,500   Intimate Brands, Inc.                                           304,630
   200   IntraBiotics Pharmaceuticals, Inc.+                                 546
 1,300   Intrado Inc.+                                                    34,840
   200   Intraware, Inc.+                                                    350
   100   Intrusion.com, Inc.+                                                172
 3,300   Intuitive Surgical, Inc.+                                        33,099
 1,300   Invacare Corp.                                                   43,823
   240   Inverness Medical Innovations, Inc.+                              4,332
 1,800   Investment Technology Group, Inc.+                               70,326
 1,200   Investors Financial Services                                     79,452
   200   Investors Real Estate Trust                                       1,860
 1,900   InVision Technologies, Inc.+                                     56,601
 2,100   Invitrogen Corporation+                                         130,053
   360   Iomega Corporation+                                               3,006
   600   Ionics, Inc.+                                                    18,018
 2,200   Iron Mountain Incorporated+                                      96,360
   400   Isis Pharmaceuticals, Inc.+                                       8,876
 4,100   Isle of Capri Casinos, Inc.+                                     54,858
 3,500   iStar Financial Inc.                                             87,325
 1,500   Itron, Inc.+                                                     45,450
   200   iVillage Inc.+                                                      380
 2,100   Iwerks Entertainment, Inc.+                                       1,281
 1,500   Ixia+                                                            19,275
   100   J. Jill Group Inc.+                                               2,153
 1,900   JAKKS Pacific, Inc.+                                             36,005
   200   J.B. Hunt Transport Services, Inc.+                               4,640
 2,400   J.D. Edwards & Company+                                          39,480
   200   JDA Software Group, Inc.+                                         4,470
 2,200   JDN Realty Corporation                                           27,126
 1,300   J & J Snack Foods Corp.+                                         31,785
   200   JLG Industries, Inc.                                              2,130
   200   The J.M. Smucker Company                                          7,076
 3,500   JNI Corp.+                                                       29,085
   600   JP Realty, Inc.                                                  14,274
   400   JPS Industries Inc.+                                              2,400
   100   j2 Global Communications, Inc.+                                     495
 3,300   Jack Henry & Associates, Inc.                                    72,072
 1,500   Jack in the Box Inc.+                                            41,310
 1,000   Jacobs Engineering Group Inc.+                                   66,000
   400   Jameson Inns, Inc.                                                1,580
   200   Jeffries Group, Inc.                                              8,462
   400   Jo-Ann Stores Inc.+                                               2,860
 1,100   John H. Harland Company                                          24,310
 2,250   The John Nuveen Company (Class A)                               120,330
 2,500   John Wiley & Sons, Inc. (Class A)                                57,575
   400   Johnson Outdoors Inc. (Class A)+                                  3,180
 1,200   Journal Register Co.+                                            25,248
12,800   Juniper Networks, Inc.+                                         242,560
   100   Juno Lighting, Inc.+                                                945
   200   Jupiter Media Metrix, Inc.+                                         330
   100   KCS Energy, Inc.+                                                   312
   550   KMG Chemicals, Inc.                                               1,270
 6,400   KPMG Consulting Inc.+                                           105,984

40

SCHEDULE
--------------------------------------------------------------------------------
                                 OF INVESTMENTS
                                 (CONTINUED)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 1,200   K-Swiss Inc. (Class A)                                         $ 39,900
 1,400   K-V Pharmaceutical Company (Class A)+                            41,300
 2,380   Kadant Inc.+                                                     34,510
10,800   Kaiser Aluminum Corporation+                                     17,496
   200   Kaiser Ventures LLC (Class A) Units+                                  0
   100   Kaman Corp. (Class A)                                             1,560
   121   Kana Software Inc.+                                               2,355
   300   Kansas City Southern Industries, Inc.+                            4,239
 2,500   Karts International Incorporated+                                   125
   200   Kaydon Corp.                                                      4,536
 2,736   Keane, Inc.+                                                     49,330
   100   The Keith Companies, Inc.+                                        1,018
   100   Keithley Instruments, Inc.                                        1,690
   200   Kellwood Co.                                                      4,802
   300   Kelly Services, Inc. (Class A)                                    6,567
 3,300   Kemet Corp.+                                                     58,575
 1,600   Kendle International Inc.+                                       32,256
 1,900   Kennametal Inc.                                                  76,513
   500   Kenneth Cole Productions, Inc. (Class A)+                         8,850
 2,000   Kensey Nash Corporation+                                         36,000
    27   Kerr-McGee Corporation                                            1,480
   900   Kestrel Energy, Inc.+                                               657
 1,000   Key Energy Services, Inc.+                                        9,200
   100   Key Production Company, Inc.+                                     1,700
   400   Key3Media Group, Inc.+                                            2,132
 3,400   Keynote Systems, Inc.+                                           31,790
 2,300   Keystone Automotive Industries, Inc.+                            38,939
   700   Keystone Consolidated Industries, Inc.+                             357
   100   Keystone Property Trust                                           1,309
 1,600   kforce.com, Inc.+                                                10,064
 2,100   Kilroy Realty Corporation                                        55,167
   300   Kimball International (Class B)                                   4,545
 3,750   Kimco Realty Corporation                                        122,588
   406   Kinder Morgan Management, LLC+                                   15,383
     3   Kindred+                                                            153
 1,400   Kirby Corporation+                                               38,570
 5,200   Knight Trading Group, Inc.+                                      57,304
 4,200   Knight Transportation, Inc.+                                     78,876
 1,500   Koger Equity, Inc.                                               24,450
   800   Komag, Incorporated+                                                 31
   700   Konover Property Trust, Inc.                                      1,050
 1,100   Kopin Corporation+                                               15,400
   200   Korn/Ferry International+                                         2,130
 1,400   Kos Pharmaceuticals, Inc.+                                       48,440
   200   Koss Corporation                                                  2,852
11,200   Kraft Foods Inc. (Class A)                                      381,136
   300   Kreisler Manufacturing Corporation+                               2,493
 2,100   Krispy Kreme Doughnuts, Inc.+                                    92,820
 1,650   Kronos, Inc.+                                                    79,827
 3,700   Kulicke and Soffa Industries+                                    63,455
 1,400   L-3 Communications Holdings, Inc.+                              126,000
 4,600   LAM Research Corp.+                                             106,812
   600   L.B. Foster Company (Class A)+                                    2,700
   100   LCC International, Inc. (Class A)+                                  730
   900   LMI Aerospace, Inc.+                                              3,888
   200   LNR Property Corp.                                                6,236
   200   LSB Bancshares, Inc.                                              2,570
   800   LTX Corporation+                                                 16,752
   300   La Jolla Pharmaceutical Company+                                  2,682
 1,100   La Quinta Properties, Inc.+                                       6,314
   300   Labor Ready, Inc.+                                                1,533
 2,800   Laboratory Corporation of America Holdings+                     226,380
 2,100   LaBranche & Co. Inc.+                                            72,366
   500   LaCrosse Footwear, Inc.+                                          1,600
   407   Ladenburg Thalmann Financial Services Inc.+                         354
 2,400   Ladish Co., Inc.+                                                26,208
 3,700   Lafarge Corporation                                             139,009
   200   Lakeland Financial Corporation                                    3,524
 3,247   Lamar Advertising Company+                                      137,478
   200   The Lamson & Sessions Co.+                                        1,050
 1,500   Lancaster Colony Corporation                                     53,265
   200   Lance, Inc.                                                       2,858
 1,500   LandAmerica Financial Group, Inc.                                43,050
 2,300   Landry's Restaurants, Inc.                                       42,895
   900   Land's End, Inc.+                                                45,144
   700   Landstar System, Inc.+                                           50,757
   300   The Langer Biomechanics Group, Inc.+                              2,205
   300   Lante Corporation+                                                  363
   100   Lantronix, Inc.+                                                    632

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   200   Large Scale Biology Corp.+                                   $      900
   100   LaSalle Hotel Properties                                          1,174
   100   Latitude Communications, Inc.+                                      265
 4,000   Lattice Semiconductor Corporation+                               82,280
   100   Lawson Products, Inc.                                             2,600
   400   Layne Christensen Company+                                        3,200
   300   Lazare Kaplan International Inc.+                                 2,070
 1,500   La-Z-Boy Inc.                                                    32,730
   400   Leap Wireless International, Inc.+                                8,388
 2,400   Lear Corporation+                                                91,536
 1,800   Learning Tree International, Inc.+                               50,220
 1,300   LeCroy Corporation+                                              23,660
   800   LecTec Corporation+                                               1,040
 1,500   Lee Enterprises, Incorporated                                    54,555
 1,100   Leeds Federal Bancshares, Inc.                                   34,661
 1,600   Legato Systems, Inc.+                                            20,752
 2,400   Legg Mason, Inc.                                                119,952
 2,400   Lennar Corporation                                              112,368
   200   Lennox International Inc.                                         1,940
 2,200   Leucadia National Corporation                                    63,514
15,400   Level 3 Communications, Inc.+                                    77,000
   100   Level 8 Systems, Inc.+                                              274
   100   Lexar Media, Inc.+                                                  264
 5,000   Lexent Inc.+                                                     31,250
 3,900   Lexicon Genetics Incorporated+                                   45,006
   100   Lexington Corporate Properties Trust                              1,550
 4,200   Liberate Technologies, Inc.+                                     48,216
   700   Liberte Investors, Inc.                                           2,730
   100   The Liberty Corporation                                           4,115
 6,200   Liberty Digital, Inc. (Class A)+                                 21,452
97,000   Liberty Media Corporation (Class A)+                          1,358,000
 2,800   Liberty Property Trust                                           83,580
 9,600   Liberty Satellite & Technology, Inc. (Class A)+                   8,640
   200   Liberty Satellite & Technology, Inc. (Class B)+                     172
 6,000   Liberty Self-Stor, Inc.+                                            780
 8,500   Life Medical Sciences, Inc.+                                      1,360
 1,400   LifePoint Hospitals, Inc.+                                       47,656
   400   Lifetime Hoan Corporation                                         2,400
   200   Ligand Pharmaceuticals Incorporated (Class B)+                    3,580
 3,119   Lightbridge, Inc.+                                               37,896
   100   LightPath Technologies, Inc. (Class A)+                             355
10,200   Lightspan Inc.+                                                  14,076
   300   Lillian Vernon Corporation                                        1,995
 4,000   Lincare Holdings Inc.+                                          114,600
   600   Lincoln Electric Holdings, Inc.                                  14,664
   100   Lindsay Manufacturing Co.                                         1,935
 2,700   Linens 'n Things, Inc.+                                          68,850
   500   Lipid Sciences, Inc.+                                             3,880
   800   Liqui-Box Corporation                                            33,000
   300   Liquid Audio, Inc.+                                                 705
   100   Littelfuse Inc.+                                                  2,624
 2,700   Local Financial Corp.+                                           37,773
   100   LodgeNet Entertainment Corporation+                               1,709
 1,800   Loews Cineplex Entertainment Corporation+                           108
 3,300   Lone Star Steakhouse & Saloon, Inc.                              48,939
   200   Lone Star Technology+                                             3,520
 2,400   Longs Drug Stores Corporation                                    56,112
 1,200   Longview Fibre Company                                           14,172
   800   LookSmart, Ltd.+                                                  1,120
 4,000   Loral Space & Communications Ltd.+                               11,960
   300   Loudeye Technologies, Inc.+                                         219
 1,900   The Lubrizol Corporation                                         66,671
   100   Luby's Cafeterias Inc.+                                             571
    35   Lucor, Inc. (Class A)+                                                0
 2,000   Luminex Corporation+                                             33,920
   900   Lund International Holdings, Inc.+                                  234
   100   Lynx Therapeutics, Inc.+                                            403
 4,400   Lyondell Chemical Company                                        63,052
   800   MAF Bancorp, Inc.                                                23,600
   100   MASSBANK Corp.                                                    3,580
   400   MAXIMUS, Inc.+                                                   16,824
   600   MAXXAM Inc.+                                                     10,500
   200   MCK Communications, Inc.+                                           296
 2,300   MCM Capital Group, Inc.+                                            598
 2,100   MCSi, Inc.+                                                      49,245
   121   MDC Holdings, Inc.                                                4,573
 2,500   MDU Resources Group                                              70,375
   300   MEMC Electronic Materials, Inc.+                                  1,065

42

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   100   META Group, Inc.+                                              $    219
   100   MGI Pharma, Inc.+                                                 1,528
 6,400   MGM Mirage Inc.+                                                184,768
   600   M/I Schottenstein Homes, Inc.                                    29,862
 2,600   MIM Corporation+                                                 46,280
 1,300   MIPS Technologies, Inc. (Class A)+                               11,232
 2,000   MK Gold Company+                                                  1,020
 2,453   MKS Instruments, Inc.+                                           66,305
 2,800   The MONY Group Inc.                                              96,796
   800   MPW Industrial Services Group, Inc.+                              1,840
   100   MRO Sortware, Inc.+                                               2,338
 7,087   MRV Communications, Inc.+                                        30,049
 2,000   MSC Industrial Direct Co., Inc. (Class A)+                       39,500
 1,700   MSC.Software Corp.+                                              26,520
 3,600   M&T Bank Corporation                                            262,260
   200   MTI Technology Corporation+                                         360
 2,900   MTR Gaming Group, Inc.+                                          46,400
 2,400   MTS Systems Corporation                                          24,264
   100   M~WAVE, Inc.+                                                       486
 1,200   MacDermid, Inc.                                                  20,340
 2,500   Macerich Company                                                 66,500
   500   Mac-Gray Corporation+                                             1,405
 2,300   Mack-Cali Realty Corporation                                     71,346
 3,560   Macromedia, Inc.+                                                63,368
 1,900   Macrovision Corporation+                                         66,918
   900   Macxe Security International, Inc.+                                 774
   100   Madison Gas & Electric Co.                                        2,645
 3,000   Magellan Health Services, Inc.+                                  19,050
   300   Mail-Well, Inc.+                                                  1,230
 2,300   Main Street Bancorp, Inc.                                        35,926
   800   Main Street Banks, Inc.                                          13,120
   200   Malan Realty Investors, Inc.                                      1,340
 3,900   The Management Network Group, Inc.+                              26,910
 2,800   Mandalay Resort Group+                                           59,920
   300   Manhattan Associates, Inc.+                                       8,745
   200   The Manitowoc Co., Inc.                                           6,220
 1,300   Mannatech, Incorporated+                                          3,666
 2,800   Manpower Inc.                                                    94,388
   100   Manufactured Home Communities                                     3,121
   200   Manufacturers' Services Limited+                                  1,250
 1,500   Manugistics Group, Inc.+                                         31,620
   100   MapInfo Corporation+                                              1,569
   100   Marcus Corporation                                                1,415
   200   Marimba, Inc.+                                                      676
 3,500   MarineMax, Inc.+                                                 26,390
   900   Marisa Christina, Incorporated+                                     666
   300   Markel Corporation+                                              53,895
 1,300   Marketing Specialist Corporation+                                    11
   100   MarketWatch.com, Inc.+                                              329
   500   Marsh Supermarkets, Inc. (Class B)                                6,900
 3,800   Marshall & Ilsley Corporation                                   240,464
   300   Martek Biosciences Corporation+                                   6,525
   100   Marten Transport, Ltd.+                                           1,715
   100   Martha Stewart Living Omnimedia, Inc. (Class A)+                  1,645
 1,800   Martin Marietta Materials, Inc.                                  83,880
 3,100   Massey Energy Company                                            64,263
 2,100   MasTec, Inc.+                                                    14,595
   200   Matrix Pharmaceutical, Inc.+                                        314
   300   MatrixOne, Inc.+                                                  3,897
 1,400   Matthews International Corp. (Class A)                           34,412
 4,200   Mattson Technology, Inc.+                                        37,002
   200   Maverick Tube Corporation+                                        2,590
   100   Maxim Pharmaceuticals, Inc.+                                        690
 9,512   Maxtor Corporation+                                              60,306
   300   Maxus Realty Trust, Inc.                                          3,480
   200   Maxygen Inc.+                                                     3,514
   300   Mazel Stores, Inc.+                                                 660
 1,500   McAfee.com Corporation+                                          50,865
 2,000   The McClatchy Company (Class A)                                  94,000
 2,600   McCormick & Company Incorporated                                109,122
 4,400   McDATA Corporation (Class A)+                                   107,800
   300   McGrath Rentcorp                                                 11,256
16,016   McLeodUSA Incorporated (Class A)+                                 5,926
   200   Meade Instruments Corp.+                                            716
   400   Meadowbrook Insurance Group, Inc.                                   796
 1,800   Measurement Specialties, Inc.+                                   16,938
 4,100   Mechanical Technology Incorporated+                              11,234
   100   Medallion Financial Corp.                                           790
 2,200   Medarex, Inc.+                                                   39,512
 1,300   The Med-Design Corporation+                                      25,350

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   200   Media 100 Inc.+                                                $    298
   300   Media General, Inc. (Class A)                                    14,949
 3,600   Mediacom Communications Corporation+                             65,736
   500   MedicaLogic/Medscape, Inc.+                                         140
 2,000   Medical Action Industries Inc.+                                  31,000
 2,700   The Medicines Company+                                           31,293
 1,200   Medicis Pharmaceutical (Class A)+                                77,508
 4,200   Medis Technologies Ltd.+                                         30,870
   800   MedQuist Inc.+                                                   23,400
   300   Medwave, Inc.+                                                      624
   200   Mego Financial Corp.+                                               980
 1,600   MemberWorks Incorporated+                                        22,416
   600   The Men's Wearhouse, Inc.+                                       12,390
 1,400   Mentor Corporation                                               39,984
 4,100   Mentor Graphics Corporation+                                     96,637
 2,700   Mercantile Bankshares Corporation                               116,208
   300   Mercator Software, Inc.+                                          2,508
   150   Merchants Bancshares, Inc.                                        3,600
   100   Merchants Group, Inc.                                             2,295
   200   Mercury Computer Systems, Inc.+                                   7,822
 2,200   Mercury General Corporation                                      96,052
 4,300   Meridian Bioscience, Inc.                                        25,898
 6,100   Meridian Gold Inc.+                                              63,013
   300   The Meridian Resource Corporation+                                1,197
   500   Meristar Hospitality Corp.                                        7,100
 2,250   Merit Medical Systems, Inc.+                                     42,030
   500   Meritage Corporation+                                            25,650
 1,400   Merix Corporation+                                               24,150
 3,300   Mesa Air Group, Inc.+                                            24,816
   100   Mesaba Holdings, Inc.+                                              712
   400   Mestek, Inc.+                                                     9,460
   700   Metals USA, Inc.                                                     42
 3,900   MetaSolv, Inc.+                                                  30,615
 6,800   Metawave Communications Corporation+                             21,216
   200   Methode Electronics (Class A)                                     1,600
   200   Metricom, Inc.+                                                      12
 2,500   Metris Companies Inc.                                            64,275
 8,800   Metro-Goldwyn-Mayer Inc.+                                       192,720
   450   Metro One Telecommunications, Inc.+                              13,612
 3,400   Metromedia Fiber Network, Inc. (Class A)+                         1,496
11,700   Metromedia International Group, Inc.+                             9,477
 1,100   Michael Anthony Jewelers, Inc.+                                   2,618
 2,400   Michael's Stores+                                                79,080
 3,400   Micrel, Inc.+                                                    89,182
 4,906   Microchip Technology+                                           190,058
 1,600   Micromuse, Inc.+                                                 24,000
 1,600   Micros Systems, Inc.+                                            40,160
   400   Microsemi Corporation+                                           11,880
   200   MicroStrategy Incorporated+                                         770
   500   Microtune, Inc.+                                                 11,730
   100   Microvision, Inc.+                                                1,424
 1,200   Mid-America Apartment Communities, Inc.                          31,560
 2,800   Mid Atlantic Medical Services, Inc.+                             63,560
   100   Mid-Atlantic Realty Trust                                         1,555
   100   Mid Penn Bancorp, Inc.                                            1,800
   100   Midas Group, Inc.                                                 1,150
 1,100   Middlesex Water Company                                          37,312
   100   The Midland Company                                               4,380
 2,800   Midway Games Inc.+                                               42,028
 1,800   Midwest Banc Holdings, Inc.                                      38,250
   200   Midwest Grain Products, Inc.                                      2,312
   900   Milacron Inc.                                                    14,229
   200   Millennium Cell Inc.+                                             1,044
 1,800   Millennium Chemicals Inc.                                        22,680
 8,100   Millennium Pharmaceuticals, Inc.+                               198,531
 1,700   Mills Corp.                                                      45,016
   600   Mine Safety Appliances Company                                   24,090
 1,200   Minerals Technologies, Inc.                                      55,968
   200   Minuteman International, Inc.                                     1,692
 2,800   Miravant Medical Technologies+                                   26,908
   800   Mississippi Valley Bancshares, Inc.                              31,360
 2,000   Mitchell Energy & Development Corp. (Class A)                   106,600
   100   Mobile Mini, Inc.+                                                3,912
   300   Modem Media Inc.+                                                 1,005
   200   Modine Manufacturing Co.                                          4,666
   600   Modis Professional Services, Inc.+                                4,284
 2,000   Mohawk Industries, Inc.+                                        109,760
   100   Moldflow Corporation+                                             1,432

44

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 1,600   Molecular Devices Corporation+                                 $ 33,392
 2,700   Monaco Coach Corporation+                                        59,049
   400   Monarch Casino & Resort, Inc.+                                    3,200
   400   Monmouth Capital Corporation                                      1,100
   400   Monmouth Real Estate Investment Corporation (Class A)             2,580
 1,400   Monsanto Company                                                 47,320
   700   The Montana Power Company+                                        4,025
   900   Moog Inc. (Class A)+                                             19,620
 1,600   Morgan's Foods, Inc.+                                             2,480
   600   Morton Industrial Group, Inc.+                                      660
   900   Morton's Restaurant Group, Inc.+                                 10,305
   400   Motient Corporation+                                                168
 1,500   Movie Gallery, Inc.+                                             36,540
   400   Mpower Holding Corporation+                                         180
 1,800   Mueller Industries, Inc.+                                        59,850
 6,500   Multex.com Inc.+                                                 29,250
 1,700   Murphy Oil Corporation                                          142,868
   110   Myers Industries, Inc.                                            1,501
 4,700   Mylan Laboratories, Inc.                                        176,250
   400   Myriad Genetics, Inc.+                                           21,056
 8,200   NAB Asset Corporation                                               738
   700   NACCO Industries, Inc. (Class A)                                 39,753
 3,460   NBT Bancorp Inc.                                                 50,135
 1,500   NBTY Inc.+                                                       17,550
   100   NCI Building Systems, Inc.+                                       1,770
 1,300   NCO Group, Inc.+                                                 29,770
 1,300   NDCHealth Corporation                                            44,915
   100   NEON Communications, Inc.+                                          271
   100   NEON Systems, Inc.+                                                 413
   300   NL Industries, Inc.                                               4,581
   200   NMS Communications Corporation+                                     964
   900   NMT Medical, Inc.+                                                7,605
 3,700   NN, Inc.                                                         41,255
   500   NPS Pharmaceuticals, Inc.+                                       19,150
   500   NRG Energy, Inc.+                                                 7,750
   100   NS Group, Inc.+                                                     748
   200   NS & L Bancorp                                                    2,110
   105   NSD Bancorp, Inc.                                                 2,100
 2,000   NSTAR                                                            89,700
11,000   NTL Incorporated+                                                10,340
   300   NVR, Inc.+                                                       61,200
 2,400   NYFIX, Inc.+                                                     48,048
 1,800   NYMAGIC, Inc.                                                    28,962
   300   Nabi+                                                             3,096
 3,300   Nanogen, Inc.+                                                   19,041
 1,200   Nanometrics Incorporated+                                        23,280
   200   NaPro Bio Therapeutics, Inc.+                                     2,280
 1,300   Nash-Finch Company                                               40,430
 3,500   National Beverage Corp.+                                         41,475
 7,700   National Commerce Financial Corporation                         194,810
   100   National Dentex Corporation+                                      2,418
   600   National Equipment Services, Inc.+                                1,200
 3,000   National Fuel Gas Company                                        74,100
   200   National Health Investors, Inc.                                   2,960
   300   National Health Realty, Inc.                                      4,650
   500   National Information Consortium, Inc.+                            1,590
 1,900   National Instruments Corporation+                                71,174
 1,000   National Medical Health Card Systems, Inc.+                       9,750
 3,200   National-Oilwell, Inc.+                                          65,952
 2,100   National Processing, Inc.+                                       68,250
   120   The National Security Group, Inc.                                 1,680
11,100   National Steel Corp.+                                            16,095
 1,100   NationsRent, Inc.+                                                   93
 1,600   Nationwide Financial Services, Inc. (Class A)                    66,336
 2,600   Nationwide Health Properties, Inc.                               48,594
   400   Natrol, Inc.+                                                     1,006
 3,200   Nautica Enterprises, Inc.+                                       40,928
 1,800   The Navigators Group, Inc.+                                      35,550
   200   NaviSite, Inc.+                                                      72
 2,800   The Neiman Marcus Group, Inc. (Class A)+                         86,996
   120   Neoforma, Inc.+                                                   3,498
   110   NeoPharm, Inc.+                                                   2,755
   200   NeoRx Corporation+                                                1,154
   100   Neose Technologies, Inc.+                                         3,662
   400   NeoTherapeutics, Inc.+                                            1,464
   200   Net2Phone, Inc.+                                                  1,350
   300   Net2000 Communications, Inc.+                                         1
   200   Net.B@nk, Inc.+                                                   2,096
   400   Net Perceptions, Inc.+                                              680

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   300   Netcentives Inc.+                                              $      1
 2,100   Netegrity, Inc.+                                                 40,656
   100   netGuru, Inc.+                                                      200
 1,996   NetIQ Corporation+                                               70,379
   400   NetManage, Inc.+                                                    408
   200   NetObjects Inc.+                                                      4
 4,200   Netopia, Inc.+                                                   23,310
   100   NetRatings, Inc.+                                                 1,568
   200   Netro Corporation+                                                  734
   200   NetScout Systems, Inc.+                                           1,582
   100   Netsol International, Inc.+                                          35
   200   NetSolve, Incorporated+                                           2,100
   400   Network Access Solutions Corporation+                                78
 5,100   Network Associates, Inc.+                                       131,835
   100   Network Engines, Inc.+                                              101
   100   Network Equipment Technologies, Inc.+                               545
 8,800   Network Plus Corp.+                                              10,208
 2,750   Neuberger Berman Inc.                                           120,725
 1,300   Neurocrine Biosciences, Inc.+                                    66,703
   100   Neurogen Corporation+                                             1,748
   200   New Century Equity Holdings Corp.+                                  100
 3,000   The New Dun & Bradstreet Corporation+                           105,900
   100   New England Business Services, Inc.                               1,915
 7,400   New Focus, Inc.+                                                 28,194
 1,200   New Jersey Resources Corporation                                 56,160
 3,500   New Plan Excel Realty Trust                                      66,675
 2,665   New York Community Bancorp, Inc.                                 60,949
 2,000   Newfield Exploration Company+                                    71,020
   100   Newhall Land & Farming Company                                    2,960
 2,800   Newmark Homes Corp.                                              40,432
   500   Newpark Resources, Inc.+                                          3,950
   300   Newport Corporation                                               5,784
   400   NewPower Holdings, Inc.+                                            296
   700   NewState Holdings, Inc.+                                            308
   100   Nexell Therapeutics Inc.+                                           142
 1,700   Next Generation Technology Holdings, Inc.+                          714
10,400   Next Level Communications, Inc.+                                 34,840
 4,200   NextCard, Inc.+                                                   2,184
 6,600   Nextel Partners, Inc.+                                           79,200
   600   Niku Corporation+                                                   978
 2,100   Noble Affiliates, Inc.                                           74,109
   100   Noland Company                                                    2,913
 2,200   Nordson Corporation                                              58,102
   100   North American Scientific, Inc.+                                  1,340
   500   North Coast Energy, Inc.+                                         1,695
 6,100   North Fork Bancorporation                                       195,139
 2,400   North Pittsburgh Systems, Inc.                                   44,400
 5,400   Northeast Utilities                                              95,202
   100   Northern States Financial Corporation                             2,100
 1,900   Northfield Laboratories Inc.+                                    16,304
 1,400   Northwest Airlines Corporation+                                  21,980
   100   Northwest Bancorp, Inc.                                           1,144
   700   Northwest Natural Gas Company                                    17,850
   100   Northwestern Corporation                                          2,105
 9,000   Northwestern Steel and Wire Company+                                144
   100   Norwood Financial Corp.                                           2,611
 2,100   Novadigm, Inc.+                                                  19,929
   400   Novatel Wireless, Inc.+                                             488
 2,600   Novavax, Inc.+                                                   36,660
   100   Noven Pharmaceuticals, Inc.+                                      1,775
 1,700   Novoste Corporation+                                             14,858
   100   Nu Horizons Electronics Corp.+                                    1,028
 3,200   Nuance Communications Inc.+                                      29,120
   100   Nucentrix Broadband Networks, Inc.+                               1,100
 1,200   Nuevo Energy Company+                                            18,000
   600   Numerical Technologies, Inc.+                                    21,120
   700   Nutraceutical International Corporation+                          3,675
   300   Nx Networks, Inc.+                                                    0
 2,300   O'Charley's Inc.+                                                42,573
 2,900   OGE Energy Corp.                                                 66,932
 1,000   OM Group, Inc.                                                   66,190
 6,800   OMI Corporation (New Shares)+                                    27,064
 2,300   ON Semiconductor Corporation+                                     4,761
 2,700   ONI Systems Corp.+                                               16,929
   300   ONYX Software Corporation+                                        1,170
   100   OPNET Technologies, Inc.+                                         1,441
   200   ORATEC Interventions, Inc.+                                       1,294
 2,000   O'Reilly Automotive, Inc.+                                       72,940
 2,000   OSCA, Inc.+                                                      41,700

46

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 1,400   OSI Pharmaceuticals, Inc.+                                     $ 64,036
   200   OTG Software, Inc.+                                               2,000
   200   o2wireless Solutions, Inc.+                                         348
 4,300   Oak Technology, Inc.+                                            59,125
   700   Oakley, Inc.+                                                    11,382
 6,400   Ocean Energy Inc.                                               122,880
 2,300   Oceaneering International, Inc.+                                 50,876
   600   OceanFirst Financial Corp.                                       14,496
   400   Ocular Sciences, Inc.+                                            9,320
   100   Ocwen Financial Corporation+                                        848
   900   Odyssey Re Holdings Corp.                                        15,930
   800   OfficeMax, Inc.+                                                  3,600
 5,300   Official Payments Corporation+                                   18,232
 2,300   Offshore Logistics, Inc.+                                        40,848
   300   The Ohio Art Company                                              8,700
   500   Ohio Casualty Corporation+                                        8,025
   100   Ohio Valley Banc Corp.                                            2,420
   300   Old Dominion Freight Line, Inc.+                                  3,804
 2,520   Old National Bancorp                                             63,630
 4,400   Old Republic International Corporation                          123,244
   300   Olin Corporation                                                  4,842
 1,300   Omega Financial Corporation                                      41,795
 3,500   Omnicare, Inc.                                                   87,080
   200   OmniSky Corporation+                                                  2
   100   OmniVision Technologies, Inc.+                                      898
 2,200   On Assignment, Inc.+                                             50,534
 6,000   On Command Corporation+                                          18,300
   200   On2.com Inc.+                                                        68
   200   One Liberty Properties, Inc.                                      3,000
   100   Oneida Ltd.                                                       1,295
   600   Onvia.com, Inc.+                                                    324
   100   Onyx Pharmaceuticals, Inc.+                                         512
 6,783   Openwave Systems Inc.+                                           66,406
 1,800   Oplink Communications, Inc.+                                      3,393
   500   Optical Cable Corporation+                                          815
   500   Optical Communication Products, Inc.+                             1,970
 1,700   Option Care, Inc.+                                               33,235
 3,400   OraSure Technologies, Inc.+                                      41,310
   300   Orbital Sciences Corporation+                                     1,239
   600   Orchid Biosciences+                                               3,300
   500   Organic, Inc.+                                                      160
   300   Organogenesis Inc.+                                               1,440
 1,600   Oriental Financial Group Inc.                                    29,760
 4,100   Orion Power Holdings, Inc.+                                     107,010
 2,000   Orthodontic Centers of America, Inc.+                            61,000
   100   OshKosh B'Gosh, Inc. (Class A)                                    4,194
 1,100   Oshkosh Truck Corporation                                        53,625
   900   Osmonics, Inc.+                                                  12,618
   700   Ostex International, Inc.+                                        1,750
   100   Otter Tail Corporation                                            2,914
 2,800   Outback Steakhouse, Inc.+                                        95,900
   300   Overseas Shipholding Group, Inc.                                  6,750
 3,100   Overture Services, Inc.+                                        109,833
 1,000   Owens Corning+                                                    1,900
 1,600   Owens-Illinois, Inc.+                                            15,984
   300   Owens & Minor, Inc.                                               5,550
 1,700   Owosso Corporation+                                                 340
 3,700   Oxford Health Plans, Inc.+                                      111,518
   600   Oxford Industries, Inc.                                          14,160
   200   PAB Bankshares, Inc.                                              2,002
   500   PAREXEL International Corporation+                                7,175
 2,300   PC Connection, Inc.+                                             34,109
   600   P-Com, Inc.+                                                        198
 3,200   PC-Tel, Inc.+                                                    31,072
   100   PDI, Inc.+                                                        2,232
   200   PEC Solutions, Inc.+                                              7,522
   100   PECO II, Inc.+                                                      596
 1,800   PETsMART, Inc.+                                                  17,712
   100   P.F. Chang's China Bistro, Inc.+                                  4,730
   300   P.H. Glatfelter Company                                           4,674
 2,500   PICO Holdings, Inc.+                                             31,250
 1,600   PLATO Learning, Inc.+                                            26,576
 3,100   PLX Technology, Inc.+                                            39,091
 1,700   The PMI Group, Inc.                                             113,917
   800   PMR Corporation+                                                  1,376
 2,500   PNM Resources Inc.                                               69,875
   200   POZEN Inc.+                                                       1,054
 3,900   PRAECIS Pharmaceuticals Incorporated+                            22,698
 2,300   PRI Automation, Inc.+                                            47,035
 4,434   PRIMEDIA Inc.+                                                   19,288
   100   PS Business Parks, Inc.                                           3,150
 2,100   PSINet Inc.+                                                         13

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 6,200   PSS World Medical, Inc.+                                       $ 50,592
   220   PVF Capital Corp.                                                 2,376
   700   Pacific Capital Bancorp                                          19,453
 3,000   Pacific Century Financial Corporation                            77,670
   100   Pacific Gulf Resources+                                             220
   200   Pacific Sunwear of California, Inc.+                              4,084
 2,400   PacifiCare Health Systems, Inc.+                                 38,400
   800   PacificNet.com, Inc.+                                               288
 4,000   Packaging Corp. of America+                                      72,600
 3,300   Packeteer, Inc.+                                                 24,321
   300   Pac-West Telecomm, Inc.+                                            165
 3,600   Pain Therapeutics, Inc.+                                         32,976
   700   Palm Harbor Homes, Inc.+                                         16,765
   100   Pamrapo Bancorp, Inc.                                             2,600
 2,300   Pan Pacific Retail Properties, Inc.                              66,056
 6,000   PanAmSat Corporation+                                           131,280
   300   Panavision Inc.+                                                  1,380
 1,300   Panera Bread Company (Class A)+                                  67,652
 3,800   The Pantry, Inc.+                                                20,710
   200   Papa John's International, Inc.+                                  5,496
   200   Paradigm Genetics, Inc.+                                          1,140
   400   Paradyne Networks, Inc.+                                          1,560
   150   Park Electrochemical Corp.                                        3,960
   600   Park National Corporation                                        55,650
11,100   Park Place Entertainment Corporation+                           101,787
   800   Parker Drilling Company+                                          2,952
   100   ParkerVision, Inc.+                                               2,100
   800   Parkway Properties, Inc.                                         26,560
   100   Parlex Corporation+                                               1,575
   200   Pathmark Stores, Inc.+                                            4,932
   100   Patina Oil & Gas Corporation+                                     2,750
   100   Patriot Transportation Holding, Inc.+                             1,963
 2,500   Patterson Dental Company+                                       102,325
 3,200   Patterson-UTI Energy, Inc.+                                      74,592
   100   Paul Mueller Company                                              2,830
   100   Paxar Corporation+                                                1,420
   200   Paxson Communications Corporation+                                2,090
   800   Payless ShoeSource, Inc.+                                        44,920
 2,100   Peabody Energy Corporation                                       59,199
 1,800   Pediatrix Medical Group, Inc.+                                   61,056
 3,400   Pegasus Communications Corporation+                              35,394
 2,500   Pegasus Systems, Inc.+                                           35,500
   600   Pemstar Inc.+                                                     7,200
 1,700   Penn National Gaming, Inc.+                                      51,578
   500   PennFed Financial Services, Inc.                                 12,410
   300   Penn-America Group, Inc.                                          3,165
   133   Pennichuck Corporation                                            3,591
 1,500   Pennsylvania Real Estate Investment Trust                        34,800
   800   Pennzoil-Quaker State Company                                    11,560
 1,800   Pentair, Inc.                                                    65,718
 3,100   Penton Media, Inc.                                               19,406
 1,800   Penwest Pharmaceuticals Co.+                                     36,090
   300   PeoplePC Inc.+                                                       67
   200   Peoples Bancorp                                                   3,220
 1,520   Peoples Bancorp Inc.                                             27,892
   200   Peoples Bancorp of North Carolina                                 2,870
   220   The Peoples BancTrust Comapny, Inc.                               2,574
 2,400   People's Bank                                                    51,024
 2,500   The Pep Boys-Manny, Moe & Jack                                   42,875
 5,827   PepsiAmericas, Inc.                                              80,413
   600   Peregrine Pharmaceuticals, Inc.+                                  2,052
 6,443   Peregrine Systems, Inc.+                                         95,550
   500   Performance Food Group Company+                                  17,585
   100   Performance Technologies, Incorporated+                           1,332
 2,300   Pericom Semiconductor Corporation+                               33,350
   200   Perini Corporation+                                               1,400
 3,800   Perot Systems Corporation (Class A)+                             77,596
 3,300   Perrigo Company+                                                 39,006
   300   Perry Ellis International, Inc.+                                  2,850
   200   Per-Se Technologies, Inc.+                                        2,150
   100   Persistence Software, Inc.+                                         124
   300   PetroCorp Incorporated+                                           2,700
 1,700   Petroleum Helicopters, Inc. (Non-Voting)+                        32,742
 1,100   Petrominerals Corporation+                                        1,045
 2,100   Pharmaceutical Product Development, Inc.+                        67,851
   700   Pharmaceutical Resources, Inc.+                                  23,660
 1,900   Pharmacopeia, Inc.+                                              26,391

48

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 1,600   Pharmacyclics, Inc.+                                           $ 15,904
   600   Philadelphia Consolidated Holding Corp.+                         22,626
 2,531   Philadelphia Suburban Corporation                                57,074
   200   Philips International Realty Corp.                                  502
 2,000   Phillips-Van Heusen Corporation                                  21,800
 4,200   The Phoenix Companies, Inc.+                                     77,700
 2,100   Phoenix Technologies Ltd.+                                       24,444
 1,000   Photon Dynamics, Inc.+                                           45,650
   300   Photronics, Inc.+                                                 9,405
   100   Physiometrix, Inc.+                                                 218
   900   Piedmont Natural Gas Company, Inc.                               32,220
 1,600   Pier 1 Imports, Inc.                                             27,744
 1,400   Pierre Foods, Inc.+                                               3,220
 2,500   Pinnacle Entertainment, Inc.+                                    15,075
   300   Pinnacle Holdings Inc.+                                             102
 5,600   Pinnacle Systems, Inc.+                                          44,464
 3,700   Pioneer Natural Resources Company+                               71,262
 3,300   Pioneer-Standard Electronics, Inc.                               41,910
 2,500   Pittston Brink's Group                                           55,250
 1,900   Pixar, Inc.+                                                     68,324
   900   Pixelworks, Inc.+                                                14,454
   200   Plains All American Pipeline, LP                                  5,198
 1,700   Plains Resources Inc.+                                           41,837
   100   Planar Systems Inc.+                                              2,110
   500   Planet Zanett Inc.+                                               1,025
 3,000   Plantronics, Inc.+                                               76,920
   200   Playboy Enterprises, Inc.+                                        3,378
   200   Playtex Products, Inc.+                                           1,950
 1,500   Plexus Corporation+                                              39,840
 3,700   Plug Power Inc.+                                                 32,338
 6,810   Plum Creek Timber Company Inc.                                  193,064
 2,200   Pogo Producing Company                                           57,794
   300   Polaris Industries, Inc.                                         17,325
   100   Polo Ralph Lauren Corporation+                                    2,676
 3,229   Polycom, Inc.+                                                  111,078
   200   PolyMedica Corporation+                                           3,320
   200   Polymer Group, Inc.                                                 150
 6,100   PolyOne Corporation                                              59,780
   100   Pomeroy Computer Resources, Inc.+                                 1,350
 1,600   Pope & Talbot, Inc.                                              22,800
 5,400   Popular, Inc.                                                   157,032
16,400   Portal Software, Inc.+                                           34,112
 2,200   Possis Medical, Inc.+                                            38,324
 1,500   Post Properties, Inc.                                            53,265
 2,000   Potlatch Corporation                                             58,640
 4,100   Potomac Electric Power Company                                   92,537
 1,200   Powell Industries, Inc.+                                         22,524
   200   Power Integrations, Inc.+                                         4,568
 1,300   Powerwave Technologies, Inc.+                                    22,464
 1,900   Precision Castparts Corp.                                        53,675
   200   Predictive Systems, Inc.+                                           392
 2,500   Prentiss Properties Trust                                        68,625
   200   Pre-Paid Legal Services, Inc.+                                    4,380
 2,300   President Casinos, Inc.+                                          1,610
   200   Presidential Life Corporation                                     4,112
 4,200   Presstek, Inc.+                                                  38,514
   300   Preview Systems, Inc.                                                45
 1,500   Price Communications Corporation+                                28,635
 8,300   Priceline.com Incorporated+                                      48,306
   900   PriceSmart, Inc.+                                                31,500
 1,300   Pride International, Inc.+                                       19,630
 1,650   Prima Energy Corporation+                                        35,887
   100   Prime Group Realty Trust                                            923
   300   Prime Hospitality Corp.+                                          3,315
   200   Primus Knowledge Solutions, Inc.+                                   168
   400   Primus Telecommunications Group, Incorporated+                      260
 1,000   Priority Healthcare Corporation (Class B)+                       35,190
   200   PrivateBancorp, Inc.                                              3,926
   100   Prize Energy Corporation+                                         2,312
   200   ProBusiness Services, Inc.+                                       3,760
   100   Procom Technology, Inc.+                                            320
 3,600   The Profit Recovery Group International, Inc.+                   29,340
   300   Progress Software Corporation+                                    5,184
 1,500   Projenics Pharmaceuticals, Inc.+                                 27,705
 7,000   ProLogis Trust                                                  150,570
 5,700   Prolong International Corporation+                                  399
   200   ProQuest Company+                                                 6,782
   200   ProsoftTraining.com+                                                196
14,900   Protection One, Inc.+                                            37,250
 2,600   Protective Life Corporation                                      75,218

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 3,200   Protein Design Labs, Inc.+                                     $105,376
   100   Proton Energy Systems, Inc.+                                        825
 1,200   Provena Foods Inc.                                                1,728
 1,700   Provident Bancorp, Inc.                                          49,640
 2,325   Provident Bancshares Corporation                                 56,497
 2,000   Provident Financial Group, Inc.                                  52,560
   600   Province Healthcare Company+                                     18,516
 2,800   Proxim, Inc.+                                                    27,776
   500   Psychemedics Corporation                                          2,050
 4,500   Public Storage, Inc.                                            150,300
   100   Puerto Rican Cement Company, Inc.                                 1,890
 3,200   Puget Energy, Inc.                                               70,048
   900   Pulitzer Inc.                                                    45,900
   300   Puma Technology, Inc.+                                              774
 3,400   Pure Resources, Inc.+                                            68,340
 1,300   Pure World, Inc.+                                                 1,106
   100   Pyramid Breweries Inc.                                              227
 7,500   QAD Inc.+                                                        21,825
 2,500   Q-Med, Inc.+                                                     29,750
   100   QRS Corporation+                                                  1,410
   500   Quaker Chemical Corporation                                      10,300
   400   Quaker City Bancorp, Inc.+                                       11,940
 1,900   Quovadx, Inc.+                                                   17,347
 1,500   Quanex Corporation                                               42,450
 3,700   Quanta Services, Inc.+                                           57,091
 6,100   Quantum Corporation-DLT & Storage Systems+                       60,085
 3,500   Quest Diagnostics Incorporated+                                 250,985
 3,500   Quest Software, Inc.+                                            77,385
 3,000   Questar Corporation                                              75,150
   200   QuickLogic Corporation+                                           1,000
 2,100   Quicksilver Resources Inc.+                                      40,005
   100   Quiksilver, Inc.+                                                 1,720
   366   Quotesith.com, Inc.+                                                736
 1,200   RARE Hospitality International, Inc.+                            27,048
 8,300   RCN Corporation+                                                 24,319
 3,600   REMEC, Inc.+                                                     35,964
 6,100   RF Micro Devices, Inc.+                                         117,303
   200   RFS Hotel Investors, Inc.                                         2,276
 1,900   R & G Financial Corporation (Class B)                            32,566
   100   RGC Resources, Inc.                                               2,001
 1,400   RGS Energy Group Inc.                                            52,640
 2,000   R.H. Donnelley Corporation+                                      58,100
 3,800   R.J. Reynolds Tobacco Holdings, Inc.                            213,940
 1,600   RMH Teleservices, Inc.+                                          30,560
   200   RPC, Inc.                                                         3,530
 1,200   RPM, Inc.                                                        17,352
 1,100   RSA Security Inc.+                                               19,206
   400   RTW, Inc.+                                                          448
 3,444   Radian Group Inc.                                               147,920
   200   Radiance Medical Systems, Inc.+                                     324
   200   Radiant Systems, Inc.+                                            2,300
 2,300   Radio One, Inc. (Class A)+                                       42,481
   500   Radio Unica Corp.+                                                  700
 1,700   RadiSys Corporation+                                             33,422
 2,800   RailAmerica, Inc.+                                               40,488
   200   Rainbow Technologies, Inc.+                                       1,480
 2,100   Raindance Communications, Inc.+                                  11,991
   200   Ralcorp Holdings, Inc.+                                           4,540
 1,200   Rambus Inc.+                                                      9,588
   200   Ramco-Gershenson Properties Trust                                 3,210
   500   Rare Medium Group, Inc.+                                            370
 7,600   Rational Software Corporation+                                  148,200
 2,000   Raymond James Financial, Inc.                                    71,040
 1,700   Rayonier Inc.                                                    85,799
   300   Rayovac Corporation+                                              5,280
 1,500   Razorfish, Inc.+                                                    330
 3,800   The Reader's Digest Association, Inc. (Class A)                  87,704
   400   Reading Entertainment, Inc.+                                        760
   700   Read-Rite Corporation+                                            4,627
 4,100   RealNetworks, Inc.+                                              24,354
 1,600   Realty Income Corporation                                        47,040
   700   Reckson Associates Realty Corporation                            16,352
 1,800   Recoton Corporation+                                             24,480
 2,600   Red Hat, Inc.+                                                   18,460
 3,100   Redback Networks Inc.+                                           12,245
   800   Redwood Trust, Inc.                                              19,384
   900   Reeds Jewelers, Inc.+                                               855
   100   Regal-Beloit Corporation                                          2,180
 2,400   Regency Centers Corporation                                      66,600
 2,700   Regeneration Technologies, Inc.+                                 27,513
 1,000   Regeneron Pharmaceuticals, Inc.+                                 28,160

50

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 3,800   Regent Communications, Inc.+                                   $ 25,650
   300   Regis Corporation                                                 7,734
 3,400   Register.com, Inc.+                                              39,100
 1,300   RehabCare Group, Inc.+                                           38,480
 2,000   Reinsurance Group of America, Incorporated                       66,560
   200   Reliance Steel & Aluminum Co.                                     5,250
   700   Reliant Resources, Inc.+                                         11,557
 2,500   Remington Oil & Gas Corporation+                                 43,250
 4,700   Renaissance Entertainment Corporation+                            1,034
 1,400   Renaissance Learning, Inc.+                                      42,658
 1,800   Renal Care Group, Inc.+                                          57,780
   800   Rent A Center Inc.+                                              26,856
   200   Rent-Way, Inc.+                                                   1,198
 2,090   Republic Bancorp, Inc.                                           28,947
 2,600   Republic Bancorp, Inc. (Class A)                                 35,074
 2,000   Republic Bancshares, Inc.+                                       26,000
 6,800   Republic Services, Inc. (Class A)+                              135,796
   200   Res-Care, Inc.+                                                   1,770
 1,300   ResMed Inc.+                                                     70,096
 1,500   Research Frontiers Incorporated+                                 25,140
   200   Resonate Inc.+                                                      560
 2,000   Resources Connection, Inc.+                                      52,660
   400   Respironics, Inc.+                                               13,856
 1,200   Retek Inc.+                                                      35,844
   100   Revlon, Inc. (Class A)+                                             666
 2,700   Reynolds & Reynolds Company (Class A)                            65,475
 4,600   Rheometric Scientific, Inc.+                                      7,820
 1,200   Rhythms NetConnections Inc.+                                          3
   100   Ribozyme Pharmaceuticals, Inc.+                                     457
   100   Rica Foods, Inc.+                                                   130
   600   Riggs National Corporation                                        8,382
 1,200   Rightchoice Managed Care, Inc.+                                  83,988
19,900   Rite Aid Corporation+                                           100,694
 2,250   Right Management Consultants, Inc.+                              38,925
 2,900   Riverstone Networks, Inc.+                                       48,140
 2,200   Riviana Foods Inc.                                               39,050
 1,800   Roadway Express, Inc.                                            66,060
 2,100   Roanoke Electric Steel Corporation                               28,980
 1,000   The Robert Mondavi Corporation (Class A)+                        38,000
   300   Roberts Realty Investors, Inc.                                    2,046
   400   Robotic Vision Systems, Inc.+                                       448
   900   Rock-Tenn Company (Class A)                                      12,960
   300   Rocky Mountain Chocolate Factory, Inc.+                           4,275
 1,600   Rogers Corporation+                                              48,480
   200   Rollins, Inc.                                                     4,000
   800   Ronson Corporation+                                               1,408
 1,300   Roper Industries, Inc.                                           64,350
 4,850   Roslyn Bancorp, Inc.                                             84,875
 3,000   Ross Stores, Inc.                                                96,240
 2,800   The Rouse Company                                                82,012
   500   The Rowe Companies                                                  600
 1,700   Royal Bancshares of Pennsylvania, Inc. (Class A)                 34,255
 7,800   Royal Caribbean Cruises Ltd.                                    126,360
 5,300   Royal Gold, Inc.                                                 27,507
 2,400   Ruby Tuesday, Inc.                                               49,512
   300   Ruddick Corporation                                               4,797
   100   Rudolph Technologies, Inc.+                                       3,432
   100   Rural Cellular Corporation (Class A)+                             2,225
   100   Russ Berrie and Company, Inc.                                     3,000
   200   Russell Corporation                                               3,002
 3,000   Ryan's Family Steak Houses, Inc.+                                64,950
 2,200   Ryerson Tull, Inc.                                               24,200
   500   The Ryland Group, Inc.                                           36,600
 3,800   S1 Corporation+                                                  61,484
   600   SAVVIS Communications Corporation+                                  342
   400   SBA Communications Corporation+                                   5,208
   100   SBS Technologies, Inc.+                                           1,457
 3,900   SCANA Corporation                                               108,537
 3,300   SCM Microsystems, Inc.+                                          48,312
 2,100   SCP Pool Corporation+                                            57,645
   100   SCPIE Holdings  Inc.                                              2,925
   200   SEACOR SMIT Inc.+                                                 9,280
 4,100   SEI Investments Company                                         184,951
 2,700   SEMCO Energy, Inc.                                               29,025
   300   SERENA Software, Inc.+                                            6,522
   100   SFBC Internaional, Inc.+                                          2,050
 4,000   SICOR Inc.+                                                      62,720

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 2,600   SIPEX Corporation+                                             $ 33,410
16,900   SITEL Corporation+                                               40,560
   500   SJW Corp.                                                        42,645
 2,200   SL Green Realty Corp.                                            67,562
   200   SNB Bancshares, Inc.                                              2,934
10,100   SONICblue Incorporated+                                          40,804
   500   SPACEHAB, Incorporated+                                             385
 1,400   SPAR Group, Inc.+                                                 2,380
   800   SPS Technologies, Inc.+                                          27,936
 1,509   SPSS Inc.+                                                       26,785
 1,464   SPX Corporation+                                                200,422
 1,000   SRI/Surgical Express, Inc.+                                      16,000
   100   S&T Bancorp, Inc.                                                 2,428
   200   STAAR Surgical Company+                                             770
 2,400   STERIS Corporation+                                              43,848
   200   SVI Solutions Inc.+                                                 182
   710   SWS Group, Inc.                                                  18,070
 3,500   Saba Software, Inc.+                                             18,270
   700   Safeguard Scientifics, Inc.+                                      2,450
   100   SafeNet, Inc.+                                                    1,894
 1,500   Sage, Inc.+                                                      55,605
 1,200   The Sagemark Companies Ltd.+                                      4,680
   200   Sagnet Technology, Inc.+                                            190
 5,700   Saks Incorporated+                                               53,238
   100   Salem Communications Corporation (Class A)+                       2,300
   600   Salon Media Group, Inc.+                                             84
   100   Salton, Inc.+                                                     1,888
   200   Sanchez Computer Associates, Inc.+                                1,710
 2,600   Sanderson Farms, Inc.                                            55,510
 1,000   SanDisk Corporation+                                             14,400
   150   Sandy Spring Bancorp, Inc.                                        4,779
   100   Sangamo Biosciences, Inc.+                                          934
 2,100   SangStat Medical Corporation+                                    41,244
   200   Santa Fe Financial Corporation+                                   2,380
 1,300   Santander BanCorp                                                25,233
   100   SatCon Technology Corporation+                                      520
   300   Sauer-Danfoss, Inc.                                               2,400
   100   Saul Centers, Inc.                                                2,135
   110   The Savannah Bancorp, Inc.                                        2,244
   600   ScanSource, Inc.+                                                28,560
 1,300   Scholastic Corporation+                                          65,429
 1,700   School Specialty, Inc.+                                          38,896
   500   Schuff Steel Company+                                             1,450
   100   Schweitzer-Manduit International, Inc.                            2,375
   300   SciClone Pharmaceuticals, Inc.+                                     900
 1,692   Scient, Inc.+                                                       711
   100   Scientific Learning Corporation+                                    175
   300   Scientific Technologies Incorporated                              1,158
   700   Scios Inc.+                                                      16,639
   200   SciQuest.com, Inc.+                                                 338
 1,600   The Scotts Company (Class A)+                                    76,160
   200   SeaChange International, Inc.+                                    6,824
   200   Seacoast Financial Services Corporation                           3,430
 1,700   Second Bancorp, Incorporated                                     36,737
   500   Secure Computing Corporation+                                    10,275
 4,100   Security Capital Group Incorporated(Class B)+                   104,017
 3,500   SeeBeyond Technology Corporation+                                33,950
   200   Seitel, Inc.+                                                     2,720
   500   Selas Corporation of America                                      1,050
   600   Select Medical Corporation+                                       9,648
 3,200   Selectica, Inc.+                                                 19,360
   100   Selective Insurance Group, Inc.                                   2,173
   400   Semele Group, Inc.+                                                 688
   100   Seminis, Inc. (Class A)+                                            104
   200   Semitool, Inc.+                                                   2,296
 2,600   Semtech Corporation+                                             92,794
   200   Seneca Foods Corporation (Class A)+                               2,878
   100   Senior Housing Properties Trust                                   1,391
   500   Sensient Technologies Corporation                                10,405
 2,900   Sepracor Inc.+                                                  165,474
   100   Sequa Corporation (Class A)+                                      4,752
   200   Sequenom Inc.+                                                    2,134
   400   Serologicals Corporation+                                         8,600
11,500   Service Corporation International+                               57,385
12,000   The ServiceMaster Company                                       165,600
   400   Servotronics, Inc.+                                               2,020
   100   Sharper Image Corporation+                                        1,175
   900   The Shaw Group Inc.+                                             21,150
   400   Shiloh Industries, Inc.+                                            760
   300   ShoLodge, Inc.+                                                   1,710
 2,300   ShopKo Stores, Inc.+                                             21,850

52

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 2,075   Shuffle Master, Inc.+                                          $ 32,515
 2,100   Shurgard Storage Centers, Inc. (Class A)                         67,200
 3,400   Sierra Health Services, Inc.+                                    27,540
 2,700   Sierra Pacific Resources                                         40,635
   100   SignalSoft Corporation+                                             447
   100   Silgan Holdings Inc.+                                             2,616
 1,500   Silicon Graphics, Inc.+                                           3,150
   200   Silicon Image, Inc.+                                                752
 1,000   Silicon Laboratories Inc.+                                       33,710
 6,000   Silicon Storage Technology, Inc.+                                57,840
 2,200   Silicon Valley Bancshares+                                       58,806
   500   Siliconix Incorporated+                                          13,710
   200   SilverStream Software, Inc.+                                      1,362
 6,800   Simon Property Group, Inc.                                      199,444
   500   Simpson Manufacturing Co., Inc.+                                 28,650
 4,200   Sinclair Broadcast Group, Inc. (Class A)+                        39,732
 3,600   Sirenza Microdevices, Inc.+                                      21,924
 4,700   Sirius Satellite Radio Inc.+                                     54,661
 3,500   Six Flags, Inc.+                                                 53,830
   300   Sizeler Property Investors, Inc.                                  2,706
 1,400   Skechers U.S.A., Inc. (Class A)+                                 20,468
   100   SkillSoft Corporation+                                            2,592
 3,300   Sky Financial Group, Inc.                                        67,122
   100   Skyline Corporation                                               3,225
   700   SkyWest, Inc.                                                    17,815
   800   Smart & Final Inc.+                                               8,352
   700   Smart Choice Automotive Group, Inc.+                                112
   100   SmartDisk Corporation+                                              115
   100   SmartServ Online, Inc.+                                             699
 1,900   Smith International, Inc.+                                      101,878
 4,200   Smithfield Foods, Inc.+                                          92,568
 9,800   Smurfit-Stone Container Corporation+                            156,506
   200   SoftNet Systems, Inc.+                                              370
 2,500   Sola International Inc.+                                         48,500
 3,900   Solutia Inc.                                                     54,678
   300   Somera Communications, Inc.+                                      2,265
   200   Sonesta International Hotels Corporation (Class A)                1,230
   300   Sonic Automotive, Inc.+                                           7,032
 1,100   Sonic Corp.+                                                     39,600
   300   Sonic Foundry, Inc.+                                                750
   100   Sonic Innovations, Inc.+                                            460
 2,400   SonicWALL, Inc.+                                                 46,656
 3,600   Sonoco Products Company                                          95,688
 1,300   SonoSite, Inc.+                                                  33,397
 8,200   Sonus Networks, Inc.+                                            37,884
   100   Sorrento Networks Corporation+                                      359
 1,600   Sotheby's Holdings, Inc. (Class A)+                              26,576
   700   SoundView Technology Group, Inc.+                                 1,631
   100   The Source Information Management Company+                          533
   300   South Alabama Bancorporation, Inc.                                2,790
   200   The South Financial Group, Inc.                                   3,550
   100   South Jersey Industries, Inc.                                     3,260
   100   Southern Peru Limited                                             1,195
 2,210   Southern Union Company+                                          41,681
   156   SouthTrust Corporation                                            3,849
 1,200   Southwest Bancorporation of Texas, Inc.+                         36,324
   200   Southwest Gas Corporation                                         4,470
   100   Southwest Georgia Financial Corporation                           1,727
   262   Southwest Water Company                                           3,699
   200   Southwestern Energy Company+                                      2,080
 9,200   Sovereign Bancorp, Inc.                                         112,608
 1,200   Sovran Self Storage, Inc.                                        37,380
 3,800   Spanish Broadcasting System, Inc. (Class A)+                     37,582
 1,900   Sparta Surgical Corporation+                                        190
   100   Spartan Stores, Inc.+                                             1,196
   200   Spartech Corporation                                              4,110
   500   Special Metals Corporation+                                       1,295
   300   Specialty Laboratories, Inc.+                                     8,247
 2,100   SpectraLink Corporation+                                         35,973
   900   Spectrasite Holdings, Inc.+                                       3,231
   100   Spectrian Corporation+                                            1,103
   200   Spectrum Control, Inc.+                                           1,050
 2,200   Spectrum Organic Products, Inc.+                                    814
 3,500   SpeechWorks International Inc.+                                  39,375
   300   SpeedFam-IPEC, Inc.+                                                894
   700   Speedway Motorsports, Inc.+                                      17,696

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 5,100   Spherion Corporation+                                          $ 49,776
 7,800   Spiegel, Inc. (Class A)                                          35,490
 1,800   Spinnaker Exploration Company+                                   74,088
   500   Spinnaker Industries, Inc.+                                           -
   200   Spinnaker Industries, Inc. (Class A)+                                 -
   500   The Sports Club Company, Inc.+                                    1,400
14,600   Sports Entertainment Enterprises Inc.+                              219
   400   Sports Resorts International, Inc.+                               3,060
   200   SportsLine USA, Inc.+                                               584
 3,600   The St. Joe Company                                              99,900
   200   St. Mary Land & Exploration Company                               4,238
   500   Staff Leasing, Inc.                                               1,270
 1,000   Stage II Apparel Corp.+                                             320
 3,400   Stamps.com Inc.+                                                 12,172
 1,900   StanCorp Financial Group, Inc.                                   89,775
 1,800   Standard Commercial Corporation                                  29,700
   100   Standard Microsystems Corporation+                                1,552
 1,100   Standard Motor Products, Inc.                                    15,290
   300   Standard Pacific Corp.                                            7,296
   200   The Standard Register Company                                     3,706
   100   Standex International Corporation                                 2,175
   300   Stanley Furniture Company, Inc.+                                  7,131
   700   Star Struck, Ltd.+                                                  630
   300   StarBase Corporation+                                               204
   500   StarMedia Network, Inc.+                                            190
   100   StarTek, Inc.+                                                    1,895
   100   State Auto Financial Corporation                                  1,624
 1,110   State Bancorp, Inc.                                              16,928
 4,400   Staten Island Bancorp, Inc.                                      71,764
   400   Station Casinos, Inc.+                                            4,476
   100   The Steak 'n Shake Company+                                       1,104
 4,000   Steel Dynamics, Inc.+                                            46,440
 1,900   Steelcase Inc. (Class A)                                         27,968
 4,300   Stein Mart, Inc.+                                                35,948
 1,700   Stellent, Inc.+                                                  50,252
 1,600   Stepan Company                                                   38,848
   100   Stericycle, Inc.+                                                 6,088
 3,450   Sterling Bancshares, Inc.                                        43,194
   100   Steve Madden, Ltd.+                                               1,407
   200   Stewart & Stevenson Services, Inc.                                3,762
 1,500   Stewart Enterprises, Inc. (Class A)+                              8,985
 2,100   Stewart Information Services Corporation+                        41,475
   900   Stillwater Mining Company+                                       16,650
   100   StockerYale, Inc.+                                                1,109
   400   Stockwalk.com Group, Inc.+                                           52
 1,679   Stone Energy Corporation+                                        66,321
 3,400   Stoneridge, Inc.+                                                30,940
   100   Storage Computer Corporation+                                       640
 3,900   Storage Technology Corporation+                                  80,613
 1,900   Storage USA, Inc.                                                79,990
 4,800   StorageNetworks, Inc.+                                           29,664
   402   Stratos Lightwave, Inc.+                                          2,472
   200   Stratus Properties Inc.+                                          1,700
   100   Strayer Education, Inc.                                           4,872
   600   Streicher Mobile Fueling, Inc.+                                     720
   300   The Stride Rite Corporation                                       1,965
   800   The Student Loan Corporation                                     64,480
 3,500   Sturm, Ruger & Company,  Inc.                                    41,930
   200   Summit Properties Inc.                                            5,004
   200   Sun Bancorp, Inc.                                                 3,422
 1,500   Sun Communities, Inc.                                            55,875
   300   Sun Community Bancorp, Ltd.+                                      3,000
   300   Sun Hydraulics Corporation                                        2,295
10,000   Sungard Data Systems Inc.+                                      289,300
   400   Sunrise Assisted Living, Inc.+                                   11,644
   400   Sunrise Technologies International, Inc.+                            96
 4,800   Sunrise Telecom Incorporated+                                    19,248
   100   Superconductor Technologies Inc.+                                   650
 3,000   SuperGen, Inc.+                                                  42,960
   500   Superior Energy Services, Inc.+                                   4,325
   200   Superior Industries International, Inc.                           8,050
   100   Superior TeleCom Inc.+                                              114
   300   Superior Uniform Group, Inc.                                      2,715
   100   Supertex, Inc.+                                                   1,751
 6,400   Support.com, Inc.+                                               40,128
 1,600   SureBeam Corporation (Class A)+                                  16,752
   700   Surgical Laser Technologies, Inc.+                                  987
   500   SurModics, Inc.+                                                 18,230
   400   Susquehanna Bancshares, Inc.                                      8,340
   200   Swift Energy Company+                                             4,040
 2,970   Swift Transportation Co., Inc.+                                  63,885

54

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 5,000   Switchboard Incorporated+                                      $ 16,250
 6,155   Sybase, Inc.+                                                    97,003
   200   Sybron Dental Specialties, Inc.+                                  4,316
10,900   Sycamore Networks, Inc.+                                         58,424
 3,600   Sykes Enterprises, Incorporated+                                 33,624
 2,300   Sylvan Learning System, Inc.+                                    50,761
 2,800   Symantec Corporation+                                           185,724
   200   SymmetriCom, Inc.+                                                1,522
 1,700   Symons International Group, Inc.+                                   119
 1,700   Symyx Technologies+                                              36,108
 1,100   Syncor International Corporation+                                31,504
 2,300   Synopsys, Inc.+                                                 135,861
   100   Synplicity, Inc.+                                                 1,349
   300   SynQuest, Inc.+                                                     246
   100   Syntel, Inc.+                                                     1,293
 5,000   Syntroleum Corporation+                                          35,500
 2,400   Sypris Solutions, Inc.+                                          31,248
   700   Systemax Inc.+                                                    1,680
   600   SystemOne Technologies Inc.+                                      1,290
 3,000   Systems & Computer Technology Corporation+                       31,020
 1,100   TALK America Holdings, Inc.+                                        451
 1,155   TALX Corporation                                                 28,852
 6,800   TAM Restaurants, Inc.+                                              204
 3,400   TBC Corporation+                                                 45,526
 1,400   TC Pipelines, LP                                                 35,700
 2,900   TCF Financial Corporation                                       139,142
   600   TEPPCO Partners, LP                                              18,000
 1,800   TETRA Technologies, Inc.+                                        37,710
   100   TF Financial Corporation                                          2,110
   600   THQ Inc.+                                                        29,082
 7,900   TIBCO Software Inc.+                                            117,947
   500   T-NETIX, Inc.+                                                    1,665
 1,000   TRC Companies, Inc.+                                             50,000
   500   TRM Corporation+                                                    675
   100   TTM Technologies, Inc.+                                           1,012
   400   Take-Two Interactive Software, Inc.+                              6,468
 2,500   The Talbots, Inc.                                                90,625
   200   Tandy Brands Accessories, Inc.+                                   1,432
 1,500   Tanger Factory Outlet Centers, Inc.                              31,275
   100   Tanning Technology Corporation+                                     321
 3,200   Tanox, Inc.+                                                     59,208
 6,200   Targeted Genetics Corporation+                                   16,802
   220   Tarragon Realty Investors Inc.+                                   2,937
15,700   Tatham Offshore, Inc.+                                              236
   300   Taubman Centers, Inc.                                             4,455
 2,000   Tech Data Corporation+                                           86,560
 1,600   Techne Corporation+                                              58,960
   900   Technitrol, Inc.                                                 24,858
   300   Technology Solutions Company+                                       666
   800   Tecumseh Products Company (Class A)                              40,504
 1,400   Tekelec+                                                         25,354
   300   Telaxis Communications Corporation+                                 216
 7,304   TeleCorp PCS, Inc. (Class A)+                                    91,081
   200   Telecommunication Systems, Inc. (Class A)+                        1,090
 2,700   Teledyne Technologies Incorporated+                              43,983
 1,400   Teleflex Incorporated                                            66,234
 2,200   Telephone and Data Systems, Inc.                                197,450
 5,800   TeleTech Holdings, Inc.+                                         83,114
 1,800   Tellium, Inc.+                                                   11,214
   200   Tellular Corporation+                                             1,836
   200   TenFold Corporation+                                                130
 1,000   Tennant Company                                                  37,100
   200   Tenneco Automotive Inc.+                                            408
   600   TeraForce Technology Corporation+                                    50
 6,700   Terayon Communication Systems, Inc.+                             55,416
   244   Terex Corporation+                                                4,280
 9,700   Terra Industries, Inc.+                                          33,950
   700   Terremark Worldwide, Inc.+                                          399
 5,200   Terra Nitrogen Company, LP+                                      27,300
 3,900   Tesoro Petroleum Corporation+                                    51,129
   625   Tetra Tech, Inc.+                                                12,444
   300   Texas Biotechnology Corporation+                                  1,950
 1,100   Texas Industries, Inc.                                           40,590
   900   Thermadyne Holdings Corporation+                                    252
 2,800   Thermatrix Inc.+                                                      -
 2,000   Therma-Wave Inc.+                                                29,840
   500   Thermwood Corporation+                                              630
 4,000   Third Wave Technologies+                                         29,360
 1,300   Thomaston Mills, Inc. (Class A)+                                      1
   800   Thor Industries, Inc.                                            29,640

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   900   Thoratec Laboratories Corporation+                             $ 15,300
 2,600   Thornburg Mortgage, Inc.                                         51,220
   400   Thousand Trails, Inc.+                                            2,860
 1,900   Three-Five Systems, Inc.+                                        30,229
 4,000   Ticketmaster Online-CitySearch, Inc. (Class B)+                  65,560
 2,300   Tidewater Inc.                                                   77,970
 1,100   Tier Technologies, Inc. (Class B)+                               23,716
 1,600   The Timberland Company (Class A)+                                59,328
   900   Time Warner Telecom Inc. (Class A)+                              15,921
 4,300   The Timken Company                                               69,574
 1,900   The Titan Corporation+                                           47,405
 2,800   Titan Pharmaceuticals, Inc.+                                     27,468
 4,600   TiVo Inc.+                                                       30,130
 1,500   Toll Brothers, Inc.+                                             65,850
 1,400   Tollgrade Communications, Inc.+                                  46,690
   500   Tom Brown, Inc.+                                                 13,505
   400   Too Inc.+                                                        11,000
 1,909   Tootsie Roll Industries, Inc.                                    74,604
   900   The Topps Company, Inc.+                                         10,935
 1,300   Tor Minerals International, Inc.+                                 1,183
   600   The Toro Company                                                 27,000
 7,800   Total System Services, Inc.                                     165,204
   300   Tower Automotive, Inc.+                                           2,709
   100   Town & Country Trust                                              2,090
   900   Toymax International, Inc.+                                       1,530
 7,700   Tradestation Group Inc.+                                         12,012
   100   Trammell Crow Company+                                            1,170
   300   Trans World Entertainment Corporation+                            2,280
 3,100   Transaction Systems Architects, Inc. (Class A)+                  38,006
 2,100   Transatlantic Holdings, Inc.                                    191,100
   100   Trans-Industries, Inc.+                                              94
   400   Transkaryotic Therapies, Inc.+                                   17,120
11,600   Transmeta Corporation+                                           26,564
 6,000   TransMontaigne Inc.+                                             32,700
 1,500   Transnational Financial Network+                                  2,565
 1,300   TranSwitch Corporation+                                           5,850
   300   TransTechnology Corporation+                                      3,060
 1,400   Travelocity.com Inc.+                                            40,194
   500   Travis Boats & Motors, Inc.+                                        970
   200   Tredegar Corporation                                              3,800
 1,400   Trex Company, Inc.+                                              26,586
   100   Triad Guaranty Inc.+                                              3,627
 2,646   Triad Hospitals, Inc.+                                           77,660
 9,300   Triangle Pharmaceuticals, Inc.+                                  37,293
   900   Triarc Companies, Inc.+                                          21,870
 1,800   TriCo Bancshares                                                 34,196
   300   Trico Marine Services, Inc.+                                      2,265
   200   Tricord Systems, Inc.+                                              236
 1,400   Trigon Healthcare, Inc.+                                         97,230
   200   Trimble Navigation Limited+                                       3,242
 1,200   Trimeris, Inc.+                                                  53,964
   300   Trinity Industries, Inc.                                          8,151
   200   TriPath Imaging, Inc.+                                            1,506
   200   Tripath Technology Inc.+                                            342
 4,545   TriQuint Semiconductor, Inc.+                                    55,722
   100   Triton Network Systems, Inc.+                                        68
 2,300   Triton PCS Holdings, Inc. (Class A)+                             67,505
 1,100   Triumph Group, Inc.+                                             35,750
   100   The TriZetto Group, Inc.+                                         1,312
   460   TrustCo Bank Corp NY                                              5,782
 2,800   Trustmark Corporation                                            67,844
   100   Tuesday Morning Corporation+                                      1,809
   900   Tularik Inc.+                                                    21,618
   200   Tumbleweed Communications Corporation+                            1,188
 8,400   Turnstone Systems, Inc.+                                         33,348
   100   Tut Systems, Inc.+                                                  232
   200   Tvia, Inc.+                                                         350
   300   Tweeter Home Entertainment Group, Inc.+                           8,700
   100   Twin Disc, Incorporated                                           1,399
   400   Twinlab Corporation+                                                540
12,858   Tyson Foods, Inc. (Class A)                                     148,510
 2,500   UAL Corporation                                                  33,750
 4,200   UCAR International Inc.+                                         44,940
   100   UCBH Holdings, Inc.                                               2,844
 1,900   UGI Corporation                                                  57,380
   300   UICI+                                                             4,050
   800   UIL Holdings Corporation                                         41,040
   210   UMB Financial Corporation                                         8,400
 5,400   UNOVA,  Inc.+                                                    31,320

56

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   100   U.S. Aggregates, Inc.+                                         $      4
12,700   U.S. Gold Corporation+                                            4,953
 8,400   U.S. Industries, Inc.                                            21,504
   100   US LEC Corp. (Class A)+                                             541
   900   US Oncology, Inc.+                                                6,786
   100   U.S. Timberlands Company, LP                                        166
 2,600   US Unwired Inc. (Class A)+                                       26,468
12,400   USA Networks, Inc.+                                             338,644
   600   USANA Health Sciences, Inc.+                                        726
 2,600   U.S.B. Holding Co., Inc.                                         43,810
   400   USEC Inc.                                                         2,864
   300   USFreightways Corporation                                         9,420
 5,700   USG Corporation                                                  32,604
 1,000   USinternetworking, Inc.+                                            200
22,800   USTMAN Technologies, Inc.+                                        1,140
 2,500   UbiquiTel Inc.+                                                  18,625
 2,800   Ulticom, Inc.+                                                   28,168
 1,300   Ultimate Electronics, Inc.+                                      39,000
 2,700   Ultramar Diamond Shamrock Corporation                           133,596
   400   Ultratech Stepper, Inc.+                                          6,608
   300   Unico American Corporation                                        1,605
 4,700   Unifi, Inc.+                                                     34,075
 1,100   UniFirst Corporation                                             24,805
   900   Uni-Marts, Inc.+                                                  2,250
   300   Unilab Corporation+                                               7,530
 2,000   Union Bankshares Corporation                                     32,480
 6,300   UnionBanCal Corporation                                         239,400
 3,900   Uniroyal Technology Corporation+                                 12,480
   200   UniSource Energy Corporation                                      3,638
 4,000   Unit Corporation+                                                51,600
 2,100   United Auto Group, Inc.+                                         54,201
   221   United Bancorp, Inc.                                              2,811
   700   United Bankshares, Inc.                                          20,202
   100   United Capital Corp.+                                             2,130
 5,500   United Community Financial Corp.                                 39,600
 3,800   United Dominion Realty Trust, Inc.                               54,720
   100   United Fire & Casualty Company                                    2,863
   300   United Mobile Homes, Inc.                                         3,654
 2,100   United Natural Foods, Inc.+                                      52,500
   302   United Online, Inc.+                                              1,268
 9,920   United Parcel Service, Inc. (Class B)                           540,640
   100   United Park City Mines Company+                                   1,944
 2,800   United Rentals, Inc.+                                            63,560
   500   United Road Services, Inc.+                                         128
 3,400   United States Cellular Corporation+                             153,850
   900   United Stationers, Inc.+                                         30,285
 1,300   United Surgical Partners International, Inc.+                    27,495
 2,200   United Therapeutics Corporation+                                 22,902
 6,900   UnitedGlobalCom Inc. (Class A)+                                  34,500
   900   Unitil Corporation                                               21,060
 2,500   Unitrin, Inc.                                                    98,800
 9,900   UniverCell Holdings, Inc.+                                        3,663
14,300   Universal Access Global Holdings Inc.+                           67,067
 6,400   Universal American Financial Corp.+                              43,456
   200   Universal Compression Holdings, Inc.+                             5,898
 1,200   Universal Corporation                                            43,692
 2,000   Universal Display Corporation+                                   18,200
 2,300   Universal Electronics Inc.+                                      39,583
   900   Universal Health Realty Income Trust                             21,150
 2,400   Universal Health Services, Inc. (Class B)+                      102,672
   700   Universal Mfg. Co.+                                               1,666
 2,100   Urologix, Inc.+                                                  42,105
   300   Urstadt Biddle Properties                                         3,195
 4,200   UtiliCorp United Inc.                                           105,714
   400   VA Linux Systems, Inc.+                                             980
   200   VASCO Data Security International, Inc.+                            420
 2,800   V.I. Technologies, Inc.+                                         19,460
   400   VIA NET.WORKS, Inc.+                                                412
   331   VIB Corp.+                                                        3,128
 3,000   VISX, Incorporated+                                              39,750
   200   VIVUS, Inc.+                                                        974
   500   VSI Holdings, Inc.+                                                 460
   200   Vail Resorts, Inc.+                                               3,546
 2,000   Valassis Communications, Inc.+                                   71,240
   300   Valence Technology, Inc.+                                         1,011
 6,000   Valentis, Inc.+                                                  18,600
 2,300   Valero Energy Corporation                                        87,676
 4,800   Valhi, Inc.                                                      60,960

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   200   ValiCert, Inc.+                                                $    580
 1,200   Valley Media, Inc.+                                                   6
 3,125   Valley National Bancorp                                         102,969
   500   Valley National Gases Incorporated+                               3,300
 1,800   The Valspar Corporation                                          71,280
 4,600   Value City Department Stores, Inc.+                              21,620
   282   ValueClick, Inc.+                                                   807
 3,000   ValueVision International, Inc. (Class A)+                       58,770
 1,000   Vanguard Airlines, Inc.+                                            290
 2,200   Vans, Inc.+                                                      28,028
 3,600   Varco International, Inc.+                                       53,928
   100   Variagenics, Inc.+                                                  308
 2,300   Varian Inc.+                                                     74,612
 1,300   Varian Medical Systems, Inc.+                                    92,638
 1,200   Varian Semiconductor Equipment Associates, Inc.+                 41,508
   100   Vasomedical, Inc.+                                                  370
   300   Vastera, Inc.+                                                    4,983
 2,000   VaxGen, Inc.+                                                    23,200
 1,170   Vector Group Ltd.                                                38,435
 2,700   Vectren Corporation                                              64,746
 1,700   Veeco Instruments Inc.+                                          61,285
   100   Ventana Medical Systems, Inc.+                                    2,262
   600   Ventas, Inc.                                                      6,900
 2,600   Ventiv Health, Inc.+                                              9,516
   300   Verado Holdings, Inc. (Class B)+                                     12
 8,658   VeriSign, Inc.+                                                 329,350
 2,300   Verisity Ltd.+                                                   43,585
   200   Veritas DGC  Inc.+                                                3,700
   200   Verity, Inc.+                                                     4,050
   300   Versata, Inc.+                                                      276
   300   Vertel Corporation+                                                 201
   200   Vertex Interactive, Inc.+                                           188
 2,762   Vertex Pharmaceuticals Incorporated+                             67,918
   600   VerticalNet, Inc.+                                                  840
 3,300   Viad Corp.                                                       78,144
   100   Viador Inc.+                                                          6
   200   The viaLink Company+                                                 37
   600   Viant Corporation+                                                1,002
   400   ViaSat, Inc.+                                                     6,240
   900   Viasystems Group, Inc.+                                             567
 2,600   Vical Incorporated+                                              31,824
   200   Vicinity Corporation+                                               362
 2,800   Vicor Corporation+                                               45,360
   300   Viewpoint Corporation+                                            2,043
 9,800   Vignette Corporation+                                            52,626
 2,600   Vintage Petroleum, Inc.                                          37,570
 4,400   Vion Pharmaceuticals, Inc.+                                      19,404
17,900   Viragen, Inc.+                                                   22,017
 6,000   Virbac Corporation+                                              30,240
   220   Virco Mfg. Corporation                                            2,200
   100   Virginia Commonwealth Financial Corporation                       2,830
   100   ViroPharma Incorporated+                                          2,295
 7,226   Vishay Intertechnology, Inc.+                                   140,907
   200   Visual Networks, Inc.+                                              924
 1,400   Vital Signs, Inc.                                                48,860
   700   Vitria Technology, Inc.+                                          4,473
   900   Volt Information Sciences, Inc.+                                 15,390
 3,500   Vornado Realty Trust                                            145,600
   200   Vyyo Inc.+                                                          290
 3,500   W Holding Company, Inc.                                          56,700
   100   WD-40 Company                                                     2,665
 4,100   WESCO International, Inc.+                                       20,295
   222   WFS Financial Inc.+                                               5,330
 1,800   WGL Holdings Inc.                                                52,326
   400   W-H Energy Services, Inc.+                                        7,620
 7,000   WJ Communications, Inc.+                                         25,550
   200   WMS Industries Inc.+                                              4,000
   100   W.P. Carey & Co. LLC                                              2,320
 1,000   WPS Resources Corporation                                        36,550
   500   W.R. Grace & Co.+                                                   775
   200   WVS Financial Corp.                                               3,164
 3,600   Wabash National Corporation                                      28,080
   200   Wabtec Corporation                                                2,460
 2,300   The Wackenhut Corporation (Class A)+                             57,040
 1,400   Wackenhut Corrections Corporation+                               19,404
 3,000   Waddell & Reed Financial, Inc. (Class A)                         96,600
   300   Wallace Computer Services, Inc.                                   5,697
   200   Walter Industries, Inc.                                           2,262
   700   Warwick Valley Telephone Company                                 40,600

58

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

 2,640   Washington Federal, Inc.                                       $ 68,059
   355   The Washington Post Company (Class B)                           188,150
   700   Washington Real Estate Investment Trust                          17,423
 1,900   Washington Trust Bancorp, Inc.                                   36,100
   300   Waste Connections, Inc.+                                          9,297
 2,700   WatchGuard Technologies, Inc.+                                   17,577
   200   Watts Industries, Inc. (Class A)                                  3,000
   300   Wausau - Mosinee Paper Corporation                                3,630
   300   Wave Systems Corp. (Class A)+                                       672
   100   Wayne Savings Bancshares, Inc.                                    1,630
   200   Waypoint Financial Corp.                                          3,016
 4,300   Weatherford International, Inc.+                                160,218
   700   WebEx Communications, Inc.+                                      17,395
   400   WebLink Wireless, Inc.+                                              20
14,900   WebMD Corporation+                                              105,194
   400   webMethods, Inc.+                                                 6,704
 1,800   Websense, Inc.+                                                  57,726
 2,200   Webster Financial Corporation                                    69,366
   200   Webvan Group Inc.+                                                    -
 1,200   Weingarten Realty Investors                                      57,600
   300   Weirton Steel Corporation+                                           69
   300   Weis Markets, Inc.                                                8,388
 3,100   Wellman, Inc.                                                    48,019
   600   Werner Enterprises, Inc.                                         14,580
   298   Wesco Financial Corporation                                      93,870
 2,700   West Corporation+                                                67,338
 2,300   West Marine, Inc.+                                               33,787
   100   West Pharmacecuticial Services, Inc.                              2,660
   500   Westaff, Inc.+                                                    1,250
 1,300   Westamerica Bancorporation                                       51,441
   111   Westcorp                                                          2,072
   400   Westell Technologies, Inc.+                                       1,056
 2,200   Western Digital Corporation+                                     13,794
 1,200   Western Gas Resources, Inc.                                      38,784
   200   Western Multiplex Corporation (Class A)+                          1,080
 2,800   Western Resources, Inc.                                          48,160
 2,900   Western Wireless Corporation (Class A)+                          81,925
   300   WestPoint Stevens Inc.                                              735
   182   Westport Resources Corporation+                                   3,158
 4,000   Westwood One, Inc.+                                             120,200
 2,050   The Wet Seal, Inc. (Class A)+                                    48,278
   100   Weyco Group, Inc.                                                 2,535
   100   White Electronic Designs Corporation+                               620
   239   White Mountains Insurance Group Inc.                             83,172
   100   Whitehall Jewellers, Inc.+                                        1,099
 1,100   Whitney Holding Corporation                                      48,235
 2,100   Whole Foods Market, Inc.+                                        91,476
   300   Wickes Inc.+                                                        915
 3,300   Wild Oats Markets, Inc.+                                         32,769
   800   Willamette Valley Vineyards, Inc.+                                1,360
11,500   Williams Communications Group, Inc+                              27,025
   300   Williams Energy Partners LP                                      12,540
 2,100   Williams-Sonoma, Inc.+                                           90,090
   200   Willis Lease Finance Corporation+                                   928
 1,200   Wilmington Trust Corporation                                     75,972
 1,700   Wilson Greatbatch Technologies, Inc.+                            61,370
 1,400   Wilsons The Leather Experts Inc.+                                15,974
 4,400   Wind River Systems, Inc.+                                        78,804
   200   Wink Communications, Inc.+                                          320
 1,300   Wintrust Financial Corporation                                   39,741
   200   Wire One Technologies, Inc.+                                      1,244
 4,200   Wireless Facilities, Inc.+                                       28,266
 4,400   Wisconsin Energy Corporation                                     99,264
   100   Witness Systems, Inc.+                                            1,332
   900   Wolverine Tube, Inc.+                                            10,215
 3,200   Wolverine World Wide, Inc.                                       48,160
 2,500   Women First HealthCare, Inc.+                                    24,975
   200   Women's Golf Unlimited Inc.+                                        230
 2,200   Woodhead Industries, Inc.                                        34,936
   100   Woodward Governor Company                                         5,825
   100   World Acceptance Corporation+                                       730
 2,600   World Fuel Services Corporation                                  47,580
   100   World Wrestling Federation Entertainment, Inc.+                   1,315
 4,800   WorldCom, Inc.-MCI Group                                         60,960
   200   WorldGate Communications, Inc.+                                     500

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001



SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------

   100   Wright Medical Group, Inc+                                      $ 1,790
   700   Wyndham International, Inc.+                                        392
 3,500   XM Satellite Radio Holdings Inc.
           (Class A)+                                                     64,260
20,500   XO Communications, Inc. (Class A)+                                1,948
 1,000   XOMA Ltd.+                                                        9,850
 4,950   XTO Energy, Inc.                                                 86,625
 2,300   Xicor, Inc.+                                                     25,530
 2,200   X-Rite, Incorporated                                             18,722
 1,700   Xybernaut Corporation+                                            4,046
 1,200   The Yankee Candle Company, Inc.+                                 27,192
 2,200   Yellow Corporation+                                              55,220
 1,400   York International Corporation                                   53,382
   900   York Research Corporation+                                          702
   100   Young Broadcasting Inc. (Class A)+                                1,795
   200   Z-Tel Technologies, Inc.+                                           260
   500   Zale Corporation+                                                20,940
   100   Zapata Corporation+                                               2,900
 1,200   Zebra Technologies Corporation
          (Class A)+                                                      66,612
   600   Zenith National Insurance Corp.                                  16,764
   100   The Ziegler Companies, Inc.                                       1,500
11,400   Zila, Inc.+                                                      26,562
   100   ZixIt Corporation+                                                  506
 1,000   Zoll Medical Corporation+                                        38,940
   700   Zomax Incorporated+                                               5,593
   100   Zoran Corporation+                                                3,264
 2,200   Zygo Corporation+                                                34,980
--------------------------------------------------------------------------------
              TOTAL STOCKS, WARRANTS, & RIGHTS
              (Cost - $99,942,099) - 95.4%                           100,018,118
--------------------------------------------------------------------------------


      FACE
    AMOUNT   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             SHORT-TERM SECURITIES
             Commercial Paper**
$2,093,000   General Electric Capital Corp.,
             1.82% due 1/02/2002                                    $  2,092,894
                                                                    ------------
             TOTAL SHORT-TERM SECURITIES
             (Cost - $2,092,894) - 2.0%                                2,092,894
                                                                    ------------
             TOTAL INVESTMENTS
             (Cost - $102,034,993)  - 97.4%                          102,111,012
             VARIATION MARGIN ON
               FINANCIAL FUTURES
               CONTRACTS* - 0.0%                                        (16,600)
             OTHER ASSETS LESS
               LIABILITIES - 2.6%                                      2,743,526
                                                                    ------------
             NET ASSETS - 100%                                      $104,837,938
                                                                    ============
+  Non-income-producing security.

* Financial futures contracts purchased as of December 31, 2001, were as follows:

NUMBER OF                                      EXPIRATION
CONTRACTS          ISSUE                             DATE                  VALUE
--------------------------------------------------------------------------------
        4          Russell 2000 Index          March 2002             $  978,600
        3          S&P 400 Midcap              March 2002                763,650
--------------------------------------------------------------------------------
TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED
(Total Contract Price - $1,707,252)                                   $1,742,250
================================================================================

 ** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Warrants entitle the Series to purchase a pre-determined number of shares of stock/face amount of bonds and are non-income-producing. The purchase price and number of shares of stock/face amount of bonds are subject to adjustment under certain conditions until the expiration date.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES


MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


ASSETS

   Investments, at value (including securities
      loaned of $32,604) (identified cost - $102,034,993)           $102,111,012
   Investments held as collateral for loaned securities, at value         32,900
   Cash on deposit for financial futures contracts                     1,302,985
   Cash                                                                   28,432
   Receivables:
      Securities sold                                $1,096,431
      Contributions                                     765,128
      Investment adviser                                 95,516
      Dividends                                          89,933
      Loaned securities                                      76        2,047,084
                                                     ----------
   Prepaid expenses and other assets                                      56,172
                                                                    ------------
Total assets                                                         105,578,585
                                                                    ------------
LIABILITIES

   Collateral on securities loaned, at value                              32,900
   Payables:
      Withdrawals                                       653,849
      Variation margin                                   16,600          670,449
                                                     ----------
   Accrued expenses                                                       37,298
                                                                    ------------
Total liabilities                                                        740,647
                                                                    ------------
Net assets                                                          $104,837,938
                                                                    ============
NET ASSETS CONSIST OF

   Investors' capital                                               $104,726,921
   Unrealized appreciation on investments - net                          111,017
                                                                    ------------
Net assets                                                          $104,837,938
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS


MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME

   Dividends (net of $320 foreign withholding tax)                  $   566,550
   Interest                                                             109,807
   Securities lending - net                                              18,224
   Other                                                                  7,083
                                                                    -----------
Total income                                                            701,664
                                                                    -----------
EXPENSES
   Professional fees                                 $ 63,197
   Custodian fees                                      41,663
   Offering costs                                      16,667
   Accounting services                                  9,655
   Investment advisory fees                             4,976
   Trustees' fees and expenses                            394
   Printing and shareholder reports                        87
   Other                                                  864
                                                     --------
Total expenses before reimbursement                   137,503
   Reimbursement of expenses                          (99,924)
                                                     --------
Total expenses after reimbursement                                       37,579
                                                                    -----------
Investment income - net                                                 664,085

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

   Realized loss from investments - net                              (1,813,811)
   Change in unrealized appreciation/depreciation
      on investments - net                                            1,631,879
                                                                    -----------
Net increase in net assets resulting from operations                $   482,153
                                                                    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS


MASTER EXTENDED MARKET INDEX SERIES


                                                                        FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED    OCTOBER 27 2000,*
                                                                   DECEMBER 31,     TO DECEMBER 31,
                                                                   --------------------------------
                                                                           2001                2000
                                                                   --------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Investment income - net                                         $    664,085         $    70,011
   Realized gain (loss) on investments - net                         (1,813,811)             61,193
   Change in unrealized depreciation on investments - net             1,631,879          (1,520,862)
                                                                   --------------------------------
Net increase (decrease) in net assets resulting from operations         482,153          (1,389,658)
                                                                   --------------------------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                      117,560,276          25,463,002
   Fair value of withdrawals                                        (34,009,875)         (3,267,960)
                                                                   --------------------------------
Net increase in net assets derived from net capital
   transactions                                                      83,550,401          22,195,042
                                                                   --------------------------------
NET ASSETS
Total increase in net assets                                         84,032,554          20,805,384
Beginning of period                                                  20,805,384                   -
                                                                   --------------------------------
End of period                                                      $104,837,938         $20,805,384
                                                                   ================================


*Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


FINANCIAL
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


The following ratios have been derived from information provided in the financial statements.


                                                FOR THE          FOR THE PERIOD
                                             YEAR ENDED       OCTOBER 27, 2000,+
                                      DECEMBER 31, 2001    TO DECEMBER 31, 2000
                                      ------------------------------------------


TOTAL RETURN                                   (9.03)%                      -

RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement                    .08%                    .08%*
Expenses                                          .28%                    .65%*
Investment income - net                          1.33%                   2.02%*

SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $104,838                 $20,805
Portfolio turnover                              97.51%                   8.88%

*  Annualized.
+  Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          Master Extended Market Index Series (the Series) is part of Quantitative Master Series Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

          A. VALUATION OF INVESTMENTS-- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the Nasdaq National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


              market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

          B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

              FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

              OPTIONS-- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount

66

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


              equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

              When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

              Written   and   purchased    options   are    non-income-producing
              investments.

              FORWARD FOREIGN EXCHANGE CONTRACTS -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters such contracts.

              FOREIGN CURRENCY OPTIONS AND FUTURES -- The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S.-dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


          C. INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As a partnership for federal income tax purposes, the Series will not incur federal income tax liability. Items of partnership income, gain, loss, and deduction will pass through to investors as partners in the Series.
              Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

          D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

          E. SECURITIES LENDING - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required

68

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


              to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS
    WITH AFFILIATES
--------------------------------------------------------------------------------

          The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. (FAM). The general partner of FAM is Princeton Services, Inc. (PSI), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner.

          FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets. For the year ended December 31, 2001, FAM earned fees of $4,976, of which $225 was waived. FAM also reimbursed the Series for additional expenses of $99,699.

          In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $375 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2001.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


          Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $1,105 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

          Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.


(3) INVESTMENTS
--------------------------------------------------------------------------------

          Purchases and sales of investments,  excluding short-term  securities,
          for  the  year  ended  December  31,  2001,  were   $129,766,737   and
          $47,077,896, respectively.

          Net realized gains (losses) for the year ended December 31, 2001, and net unrealized gains as of December 31, 2001, were as follows:

                                                        REALIZED      UNREALIZED
                                                  GAINS (LOSSES)           GAINS
                                                  ------------------------------
          Long-term investments                     $(2,357,315)        $ 76,019
          Short-term investments                             54                -
          Financial futures contracts                   543,450           34,998
                                                    ----------------------------
          Total investments                         $(1,813,811)        $111,017
                                                    ============================

          As of December 31, 2001, net unrealized depreciation for federal income tax purposes aggregated $462,330, of which $8,813,959

70

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2001


          related  to  appreciated   securities   and   $9,276,289   related  to
          depreciated securities. At December 31, 2001, the aggregate cost of investments for federal income tax purposes was $102,573,342.


(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

          The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of 0.09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2001. On November 30, 2001, the credit agreement was renewed for one year under the same terms.

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report


THE BOARD OF TRUSTEES AND INVESTORS,
MASTER EXTENDED MARKET INDEX SERIES
(ONE OF THE SERIES CONSTITUTING QUANTITATIVE MASTER SERIES TRUST):

          We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series as of December 31, 2001, the related statements of operations for the year then ended, and changes in net assets, and the financial highlights for the year then ended and for the period October 27, 2000 (commencement of operations), to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

72

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report
                                (continued)

MASTER EXTENDED MARKET INDEX SERIES



          In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Master Extended Market Index Series as of December 31, 2001, the result of its operations, the changes in net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



          Deloitte & Touche LLP
          New York, New York
          January 31, 2002

DIRECTORS'
--------------------------------------------------------------------------------
                                  INFORMATION


DIRECTORS AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).



INTERESTED DIRECTORS1
--------------------------------------------------------------------------------

          ROBERT G. DAVIS 2
          Director and Chairman of the Board of Directors
          Age: 55

          President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98- 5/99); President, Chief Executive Officer, Director, and Chairman

74

DIRECTORS'
--------------------------------------------------------------------------------


          of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/ Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.


          CHRISTOPHER W. CLAUS 2
          Director, President, and Vice Chairman of the Board of Directors
          Age: 41

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          DAVID G. PEEBLES 4
          Director and Vice President
          Age: 62

          Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN 3, 4, 5
          200 Patterson #1008, San Antonio, TX 78209
          Director
          Age: 56

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          ROBERT L. MASON, PH.D. 3, 4, 5
          12823 Queens Forest, San Antonio, TX 78230
          Director
          Age: 55

          Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), a nonprofit organization that focuses on scientific research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          MICHAEL F. REIMHERR 3, 4, 5
          128 East Arrowhead, San Antonio, TX 78228
          Director
          Age: 56

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

76

....CONTINUED
--------------------------------------------------------------------------------


          RICHARD A. ZUCKER 2, 3, 4, 5
          407 Arch Bluff, San Antonio, TX 78216
          Director
          Age: 58

          Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          LAURA T. STARKS, PH.D. 3, 4, 5
          5405 Ridge Oak Drive, Austin, TX 78731-5405
          Director
          Age: 52

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.








          1 INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          2   MEMBER OF EXECUTIVE COMMITTEE

          3   MEMBER OF AUDIT COMMITTEE

          4   MEMBER OF PRICING AND INVESTMENT COMMITTEE

          5   MEMBER OF CORPORATE GOVERNANCE COMMITTEE

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


          The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 2001.


--------------------------------------------------------------------------------
      NAME                AGGREGATE COMPENSATION          TOTAL COMPENSATION
   OF DIRECTOR               FROM THE COMPANY               FROM THE USAA
                                                           FAMILY OF FUNDS (B)
--------------------------------------------------------------------------------

INTERESTED DIRECTOR
Robert G. Davis                  None (a)                      None (a)
Christopher W. Claus             None (a)                      None (a)
David G. Peebles                 None (a)                      None (a)
Michael J. C. Roth (c)           None (a)                      None (a)


NON-INTERESTED DIRECTOR
Barbara B. Dreeben               $ 9,750                       $ 39,000
Robert L. Mason                  $ 9,750                       $ 39,000
Michael F. Reimherr              $ 9,750                       $ 39,000
Laura T. Starks                  $ 9,750                       $ 39,000
Richard A. Zucker                $ 9,750                       $ 39,000
--------------------------------------------------------------------------------

          (A) ROBERT G. DAVIS, CHRISTOPHER W. CLAUS, AND DAVID G. PEEBLES ARE AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS. PRIOR TO HIS RETIREMENT ON FEBRUARY 12, 2001, MICHAEL J. C. ROTH WAS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER AND RECEIVED NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS.

          (B) AT DECEMBER 31, 2001, THE USAA FAMILY OF FUNDS CONSISTED OF FOUR REGISTERED INVESTMENT COMPANIES OFFERING 41 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE OF EACH INVESTMENT COMPANY IN THE USAA FAMILY OF FUNDS. IN ADDITION,
              MICHAEL J. C. ROTH SERVED AS A TRUSTEE OF USAA LIFE INVESTMENT TRUST, A REGISTERED INVESTMENT COMPANY ADVISED BY IMCO, CONSISTING OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY. MR. ROTH RECEIVED NO COMPENSATION AS TRUSTEE OF USAA LIFE INVESTMENT TRUST.

          (C) EFFECTIVE FEBRUARY 12, 2001, MICHAEL J. C. ROTH RETIRED FROM THE BOARD OF DIRECTORS.

78

....CONTINUED
--------------------------------------------------------------------------------


INTERESTED OFFICERS1
--------------------------------------------------------------------------------

          KENNETH E. WILLMANN
          Vice President
          Age: 55

          Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          MICHAEL D. WAGNER
          Secretary
          Age: 53

          Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.


          MARK S. HOWARD
          Assistant Secretary
          Age: 38

          Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA
          (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Network, Inc.; the USAA family of funds consisting of four registered investment companies

....CONTINUED
--------------------------------------------------------------------------------


          offering 41 individual funds at December 31, 2001; and for USAA Life Investment Trust, a registered investment company offering five individual funds at December 31, 2001.


          DAVID M. HOLMES
          Treasurer
          Age: 41

          Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.


          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Age: 41

          Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001.




          1 INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF  USAA  INVESTMENT
            MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                    CUSTODIAN   Chase Manhattan Bank
                                4 Chase MetroTech, 18th Floor
                                Brooklyn, New York 11245

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, in San Antonio 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

              INTERNET ACCESS   USAA.COM

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                                                                      Paper

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